     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 25, 1999

                                                     REGISTRATION NOS.: 33-46515

                                                                        811-6608

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                          PRE-EFFECTIVE AMENDMENT NO.                        / /
                        POST-EFFECTIVE AMENDMENT NO. 10                      /X/
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                / /
                                AMENDMENT NO. 12                             /X/

                               ------------------

                       TCW/DW LATIN AMERICAN GROWTH FUND
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:

                            DAVID M. BUTOWSKY, ESQ.
                             GORDON ALTMAN BUTOWSKY
                             WEITZEN SHALOV & WEIN
                              114 WEST 47TH STREET
                            NEW YORK, NEW YORK 10036
                              -------------------

   APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Post-Effective Amendment becomes effective.
                              -------------------

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

           _____ immediately upon filing pursuant to paragraph (b)

           ___X_ on June 28, 1999 pursuant to paragraph (b)

           _____ 60 days after filing pursuant to paragraph (a)

           _____ on (date) pursuant to paragraph (a) of rule 485.

             AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                      PROSPECTUS - JUNE 28, 1999

Morgan Stanley Dean Witter
                                                      LATIN AMERICAN GROWTH FUND

                                 [COVER PHOTO]

                         A MUTUAL FUND THAT SEEKS LONG-TERM CAPITAL APPRECIATION

  The Securities and Exchange Commission has not approved or disapproved these
                           Securities or passed upon
    the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

CONTENTS


The Fund                  Investment Objective..................................                   1
                          Principal Investment Strategies.......................                   1
                          Principal Risks.......................................                   2
                          Past Performance......................................                   4
                          Fees and Expenses.....................................                   5
                          Additional Investment Strategy Information............                   6
                          Additional Risk Information...........................                   7
                          Fund Management.......................................                   9

Shareholder Information   Pricing Fund Shares...................................                  11
                          How to Buy Shares.....................................                  11
                          How to Exchange Shares................................                  13
                          How to Sell Shares....................................                  14
                          Distributions.........................................                  16
                          Tax Consequences......................................                  17
                          Share Class Arrangements..............................                  17

Financial Highlights      ......................................................                  25

                          THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND.
                          PLEASE READ IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

(SIDEBAR)
CAPITAL APPRECIATION
AN INVESTMENT OBJECTIVE HAVING THE GOAL OF SELECTING SECURITIES WITH THE POTENTIAL TO RISE IN PRICE RATHER THAN PAY OUT INCOME.
(END SIDEBAR)

THE FUND

[ICON]  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

    Morgan Stanley Dean Witter Latin American Growth Fund seeks long-term capital appreciation.


[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


    The Fund will normally invest at least 65% of its total assets in common stocks, and other equity securities (including depository receipts) of Latin American companies. The Fund's "Sub-Advisor," TCW Funds Management, Inc., selects securities to buy, hold or sell for the Fund based on its view of their potential for capital appreciation; current dividend income will not be a factor. The Sub-Advisor primarily uses a "top-down" investment approach, which begins with an evaluation of the country in which the proposed investment is to be made. Following the country level review, the Sub-Advisor conducts a fundamental analysis of specific securities, industries and companies. The Fund's equity securities will predominately consist of the common and preferred stock of companies listed on a recognized securities exchange or traded in other regulated markets. The Fund's assets will be allocated among the countries in Latin America in accordance with the Sub-Advisor's judgment as to where the best investment opportunities exist. However, the Sub-Advisor will normally invest in at least three Latin American countries.


    For the Fund's investment purposes, Latin America includes Argentina, the Bahamas, Barbados, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, the Dominican Republic, Ecuador, El Salvador, French Guinea, Guatemala, Guyana, Haiti, Honduras, Jamaica, Mexico, the Netherlands Antilles, Nicaragua, Panama, Paraguay, Peru, Suriname, Trinidad and Tobago, Uruguay and Venezuela. Latin American companies are organized in, have their securities principally trading in markets located in, derive at least 50% of their profits or revenues from business in, these countries or have depository shares listed on securities exchanges or traded in other regulated markets in the United States.

    Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. A depository receipt is generally issued by a bank or financial institution and represents the common stock or other equity securities of a foreign company. The owner of a depositary receipt holds rights to the underlying securities, including the right to receive dividends paid on the underlying security.

    In addition to the securities described above, the Fund may also invest in Latin American convertible and debt securities (including zero coupon securities and "junk bonds"), other investment companies, options and futures, and forward currency contracts.

    In pursuing the Fund's investment objective, the Sub-Advisor has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis -- and which trading strategies it uses. For example, the Sub-Advisor in its discretion may determine to use some permitted trading strategies while not using others.


[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------
    There is no assurance that the Fund will achieve its investment objective. The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

    A principal risk of investing in the Fund is associated with its emphasis on investments in Latin America. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

    FOREIGN SECURITIES/LATIN AMERICA. The Fund's investments in foreign securities (including depository receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Fund shares is quoted in U.S. dollars, the Fund generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

    In addition, many of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund. There is also a risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded.

    Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets, and any effects of foreign social, economic or political instability. Economic and political developments in Latin America may have profound effects upon the value of the Fund's portfolio. In the event of expropriation, nationalization or other complication, the Fund could lose its entire investment in any one country. In addition, individual Latin American countries may place restrictions on the ability of foreign entities such as the Fund to invest in particular segments of the local economies.

    Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

    Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. The limited size of many Latin American securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

    Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Also, differences in clearance and settlement procedures on foreign markets may occasion delays in settlements of Fund trades effected in such markets. Inability to dispose of portfolio securities due to settlement delays could result in losses to the Fund due to subsequent declines in value of the securities and the inability of the Fund to make intended security purchases due to settlement problems could result in a failure of the Fund to make potentially advantageous investments.

    Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries.


    NON-DIVERSIFIED STATUS. The Fund is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with "diversified" funds, the Fund may invest a greater percentage of its assets in an individual corporation or governmental entity. Thus, the Fund's assets may be invested in fewer securities than other funds. A decline in the value of those investments would cause the Fund's overall value to decline to a greater degree. The Fund's investments, however, are currently diversified and may remain diversified in the future.



    OTHER RISKS. The performance of the Fund also will depend on whether the Sub-Advisor is successful in pursuing the Fund's investment strategy. The Fund is also subject to other risks from its permissible investments including the risks associated with its investments in convertible and debt securities (including zero coupon securities and "junk bonds"), options and futures, and forward currency contracts.


    Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

(SIDEBAR)
ANNUAL TOTAL RETURNS
THIS CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S CLASS B SHARES HAS VARIED FROM YEAR TO YEAR OVER THE PAST 6 CALENDAR YEARS.
AVERAGE ANNUAL
TOTAL RETURNS
THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL RETURNS WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE OVER TIME. THE FUND'S RETURNS INCLUDE THE MAXIMUM APPLICABLE SALES CHARGE FOR EACH CLASS AND ASSUME YOU SOLD YOUR SHARES AT THE END OF EACH PERIOD.
(END SIDEBAR)

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
    The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993          46.83%
'94          -23.73%
'95          -20.26%
'96           22.03%
'97           30.56%
'98          -38.99%

The bar chart reflects the performance of Class B shares; the performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected, returns would be less than shown.

During the periods shown in the bar chart, the highest return for a calendar quarter was 33.58% (quarter ended December 31, 1993) and the lowest return for a calendar quarter was -29.55% (quarter ended March 31, 1995). Year-to-date total return as of March 31, 1999 was 7.79%.

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1998)
---------------------------------------------------------------
                                     PAST 1 YEAR   PAST 5 YEARS     LIFE OF FUND
                                                                  (SINCE 12/30/92)
----------------------------------------------------------------------------------
 Class A(1)                            -41.78%         N/A              N/A
----------------------------------------------------------------------------------
 Class B                               -42.04%       -10.33%         -2.36%(4)
----------------------------------------------------------------------------------
 Class C(1)                            -39.64%         N/A              N/A
----------------------------------------------------------------------------------
 Class D(1)                            -38.38%         N/A              N/A
----------------------------------------------------------------------------------
 IFC Latin American Total Return
 Index(2)                              -35.54%        -5.94%          2.85%(4)
----------------------------------------------------------------------------------
 Lipper Latin American Funds
 Average(3)                            -37.86%        -6.46%          1.95%(5)
----------------------------------------------------------------------------------

1    Classes A, C and D commenced operations on July 28, 1997.
2 The International Finance Corporation (IFC) Latin America Total Return Index is a benchmark for the Latin American Markets. The Index, which includes Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela, reflects restrictions on foreign investment. The Index does not include any expenses or fees. The Index is unmanaged and should not be considered an investment.
3 The Lipper Latin American Funds Average tracks the performance of the funds whose primary trading markets or operations are concentrated in the Latin American region or in a single country within the region, as reported by Lipper Analytical Services.
4    For the period December 30, 1992 through December 31, 1998.
5    For the period December 31, 1992 through December 31, 1998.

(SIDEBAR)
SHAREHOLDER FEES
THESE FEES ARE PAID DIRECTLY FROM YOUR INVESTMENT.
ANNUAL FUND
OPERATING EXPENSES
THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS AND ARE BASED ON EXPENSES PAID FOR THE FISCAL YEAR ENDED JANUARY 31, 1999.
(END SIDEBAR)

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
    The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund offers four Classes of shares:
    Classes A, B, C and D. Each Class has a different combination of fees, expenses and other features. The Fund does not charge account or exchange fees. See the "Share Class Arrangements" section for further fee and expense information.


                                                               CLASS A      CLASS B        CLASS C       CLASS D
----------------------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases (as a
 percentage of offering price)                                   5.25%(1)     None           None         None
----------------------------------------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at
 redemption)                                                   None(2)       5.00%(3)       1.00%(4)      None
----------------------------------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------
 Management fee                                                 1.25%        1.25%          1.25%         1.25%
----------------------------------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                          0.23%        1.00%          1.00%         None
----------------------------------------------------------------------------------------------------------------
 Other expenses                                                 0.73%        0.73%          0.73%         0.73%
----------------------------------------------------------------------------------------------------------------
 Total annual Fund operating expenses                           2.21%        2.98%          2.98%         1.98%
----------------------------------------------------------------------------------------------------------------


1    Reduced for purchases of $25,000 and over.
2 Investments that are not subject to any sales charge at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within one year after purchase, except for certain specific circumstances.
3 The CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.
4    Only applicable if you sell your shares within one year after purchase.

    EXAMPLE
    This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions depending upon whether or not you sell your shares at the end of each period.

                         IF YOU SOLD YOUR SHARES:                    IF YOU HELD YOUR SHARES:
                 -----------------------------------------   -----------------------------------------
                 1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------   -----------------------------------------
 CLASS A           $224     $  692     $1,186      $2,546      $224      $692      $1,186      $2,546
----------------------------------------------------------   -----------------------------------------
 CLASS B           $801     $1,221     $1,766      $3,296      $301      $921      $1,566      $3,296
----------------------------------------------------------   -----------------------------------------
 CLASS C           $401     $  921     $1,566      $3,296      $301      $921      $1,566      $3,296
----------------------------------------------------------   -----------------------------------------
 CLASS D           $201     $  621     $1,066      $2,303      $201      $621      $1,066      $2,303
----------------------------------------------------------   -----------------------------------------

    Long-term shareholders of Class B and Class C may pay more in sales charges, including distribution fees, than the economic equivalent of the maximum front end sales charges permitted by the NASD.

[ICON]  ADDITIONAL INVESTMENT STRATEGY INFORMATION
--------------------------------------------------------------------------------
    This section provides additional information relating to the Fund's principal strategies.

    CONVERTIBLE AND DEBT SECURITIES. The Fund may invest up to 35% of its assets in Latin American convertible securities, which are bonds and other securities convertible into common stock at a particular time and price, and Latin American debt securities. The Latin American debt securities include:
    (a) debt securities of companies organized in a country in Latin America or for which the principal trading market is located in Latin America, (b) "sovereign debt," which are debt securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, or the central bank of such country, (c) debt securities denominated in a Latin American currency issued by companies to finance operations in Latin America, and (d) debt securities of Latin American companies.

    Most debt securities in which the Fund invests are not rated; when rated, the rating generally will be below investment grade. Any portion of the Fund's debt securities may be below investment grade. Securities below investment grade are commonly known as "junk bonds." These securities may include "Rule 144A" securities, which are subject to resale restrictions. The Fund, however, will not invest in debt securities that are in default in payment of principal or interest.


    INVESTMENT COMPANIES. The Fund may invest up to 10% of its assets in securities issued by other investment companies. The Sub-Advisor may view these investments as necessary to participate in certain foreign markets where foreigners are prohibited from investing directly in the securities of individual companies.



    OPTIONS AND FUTURES. The Fund may invest in put and call options and futures with respect to financial instruments, stock and interest rate indexes, and U.S. and foreign currencies. The Fund may use options and futures to seek to protect against a decline in securities or currency prices or an increase in prices of securities or currencies that may be purchased, as well as to protect against interest rate changes.


    FORWARD CURRENCY CONTRACTS. The Fund's investments also may include forward currency contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date. The Fund may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated.


    DEFENSIVE INVESTING. The Fund may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture when the Sub-Advisor believes it is advisable to do so. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market.

    The percentage limitations relating to the composition of the Fund's portfolio apply at the time the Fund acquires an investment and refer to the Fund's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require the fund to sell any portfolio security. The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

[ICON]  ADDITIONAL RISK INFORMATION
--------------------------------------------------------------------------------
    This section provides additional information relating to the principal risks of investing in the Fund.

    CONVERTIBLE SECURITIES. The Fund's investments in convertible securities subject the Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

    HIGH RISK DEBT SECURITIES. Principal risks of investing in the Fund are associated with its debt investments. All fixed-income securities, such as corporate and sovereign debt, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

    Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.)

    The Fund's investments in "junk bonds" pose significant risks. The prices of these securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to find qualified institutional buyers interested in purchasing the securities. In addition, periods of economic uncertainty and change probably would result in an increased volatility of market prices of junk bond securities and a corresponding volatility in the Fund's net asset value.

    The Fund's investments in Latin American sovereign debt are subject to unique credit risks. Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. At times, certain Latin American countries have declared a moratorium on the payment of principal and/or interest on external debt. The governmental entities that control the repayment also may not be willing or able to repay the principal and/or interest on the debt when it becomes due. Latin American governments may default on their sovereign debt, which may require holders of that debt to participate in debt rescheduling or additional lending to defaulting governments. There is no bankruptcy proceeding by which defaulted sovereign debt may be collected. These risks could have a severely negative impact on the Fund's sovereign debt holdings and cause the value of the Fund's shares to decline drastically.

    The Fund's Latin American debt securities are also subject to the general risks of investing in foreign securities. See the "FOREIGN SECURITIES/LATIN AMERICA" paragraphs in the "Principal Risks" section for a discussion of those risks.

    INVESTMENT COMPANIES. Any Fund investment in an investment company is subject to the underlying risk of that investment company's portfolio securities. For example, if the investment company held common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition to the Fund's fees and expenses, the Fund would bear its share of the investment company's fees and expenses.


    OPTIONS AND FUTURES. If the Fund invests in options and/or futures, its participation in these markets would subject the Fund's portfolio to certain risks. The Sub-Advisor's predictions of movements in the direction of the stock, currency or interest rate markets may be inaccurate, and the adverse consequences to the Fund (e.g., a reduction in the Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.



    FORWARD CURRENCY CONTRACTS. The Fund's participation in forward currency contracts also involves risks. If the Sub-Advisor employs a strategy that does not correlate well with the Fund's investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Fund's volatility and may involve a significant risk.

(SIDEBAR)
MORGAN STANLEY DEAN WITTER ADVISORS INC.
THE MANAGER IS A WHOLLY OWNED SUBSIDIARY OF MORGAN STANLEY DEAN WITTER ADVISORS INC., WHICH IS WIDELY RECOGNIZED AS A LEADER IN THE MUTUAL FUND INDUSTRY. TOGETHER, THE MANAGER AND MORGAN STANLEY DEAN WITTER ADVISORS INC. HAVE MORE THAN $134.2 BILLION IN ASSETS UNDER MANAGEMENT OR ADMINISTRATION AS OF MAY 31, 1999.

(END SIDEBAR)


    YEAR 2000. The Fund could be adversely affected if the computer systems necessary for the efficient operation of the Investment Manager, the Sub-Advisor and the Fund's other service providers, as well as the markets and corporate and governmental issuers in which the Fund invests do not properly process and calculate date-related information from and after January 1, 2000. While Year 2000-related computer problems could have a negative effect on the Fund, the Investment Manager, the Sub-Advisor and their affiliates are working hard to avoid any problems and to obtain assurances from their service providers that they are taking similar steps.



    In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may also result in production problems for individual companies and overall economic uncertainties. Earnings or revenues of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected.


[ICON]  FUND MANAGEMENT
--------------------------------------------------------------------------------

    Effective June 28, 1999, the Fund has retained the Investment Manager -- Morgan Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and supervise the investment of its assets. The Investment Manager has, in turn, contracted with the Sub-Advisor -- TCW Funds Management, Inc. -- to invest the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. Prior to June 28, 1999, TCW Funds Management, Inc. acted as the Fund's advisor and Morgan Stanley Dean Witter Services Company Inc. a wholly-owned subsidiary of the Investment Manager, served as the Fund's manager. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. The Manager's main business office is located at Two World Trade Center, New York, NY 10048.



    The Sub-Advisor is a wholly-owned subsidiary of TCW Group, Inc., whose direct and indirect subsidiaries provide a variety of trust, investment management and investment advisory services. The Sub-Advisor's main business office is located at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017.

    Michael P. Reilly, Managing Director of the Sub-Advisor, is the primary portfolio manager of the Fund. Mr. Reilly has been a portfolio manager with affiliated companies of the TCW Group for over five years.



    The Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on the Fund's average daily net assets. The Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of this fee. For the fiscal year ended January 31, 1999 the Fund accrued aggregate total compensation to Morgan Stanley Dean Witter Services Company Inc. (at that time the Fund's manager) and TCW Funds Management, Inc. (at the time acting as the Fund's advisor, rather than sub-advisor) of 1.25% of the Fund's average daily net assets (0.75% to Morgan Stanley Dean Witter Services Company Inc. and 0.50% to TCW Funds Management, Inc.).

(SIDEBAR)
CONTACTING A FINANCIAL ADVISOR
IF YOU ARE NEW TO THE MORGAN STANLEY DEAN WITTER FAMILY OF FUNDS AND WOULD LIKE TO CONTACT A FINANCIAL ADVISOR, CALL (800) THE-DEAN FOR THE TELEPHONE NUMBER OF THE MORGAN STANLEY DEAN WITTER OFFICE NEAREST YOU. YOU MAY ALSO ACCESS OUR

OFFICE LOCATOR ON OUR
INTERNET SITE AT:
WWW.DEANWITTER.COM/FUNDS
(END SIDEBAR)

SHAREHOLDER INFORMATION

[ICON]  PRICING FUND SHARES
--------------------------------------------------------------------------------
    The price of Fund shares (excluding sales charges), called "net asset value," is based on the value of the Fund's portfolio securities. The net asset value of each Class, however, will differ because the Classes have different ongoing distribution fees.

    The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time, on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.


    The value of the Fund's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Manager and/or Sub-Advisor determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect certain portfolio securities' fair value rather than their market price. Due to the Fund's holdings of securities that are primarily listed on foreign exchanges, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or sell your shares.


    An exception to the Fund's general policy of using market prices concerns its short-term debt portfolio securities. Debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.

[ICON]  HOW TO BUY SHARES
--------------------------------------------------------------------------------
    You may open a new account to buy Fund shares or buy additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Fund. You may also purchase shares directly by calling the Fund's transfer agent and requesting an application.

    Because every investor has different immediate financial needs and long-term investment goals, the Fund offers investors four Classes of shares: Classes A, B, C and D. Class D shares are only offered to a limited group of investors. Each Class of shares offers a distinct structure of sales charges, distribution and service fees, and other features that are designed to address a variety of needs. Your Financial Advisor or other authorized financial representative can help you decide which Class may be most appropriate for you. When purchasing Fund shares, you must specify which Class of shares you wish to purchase.

(SIDEBAR)
EASYINVEST-SM-
A PURCHASE PLAN THAT ALLOWS YOU TO TRANSFER MONEY AUTOMATICALLY FROM YOUR CHECKING OR SAVINGS ACCOUNT OR FROM A MONEY MARKET FUND ON A SEMI-MONTHLY, MONTHLY OR QUARTERLY BASIS. CONTACT YOUR MORGAN STANLEY DEAN WITTER FINANCIAL ADVISOR FOR FURTHER INFORMATION ABOUT THIS SERVICE.
(END SIDEBAR)


    When you buy Fund shares, the shares are purchased at the next share price calculated (less any applicable front-end sales charge for Class A shares) after we receive your purchase order. Your payment is due on the third business day after you place your purchase order. We reserve the right to reject any order for the purchase of Fund shares.


MINIMUM INVESTMENT AMOUNTS
------------------------------------------------------------------------------------------------
                                                                            MINIMUM INVESTMENT
                                                                          ----------------------
 INVESTMENT OPTIONS                                                       INITIAL    ADDITIONAL
------------------------------------------------------------------------------------------------
 Regular Accounts:                                                         $ 1,000      $ 100
------------------------------------------------------------------------------------------------
 Individual Retirement Accounts:     Regular IRAs                          $ 1,000      $ 100
                                     Education IRAs                           $500      $ 100
------------------------------------------------------------------------------------------------
 EASYINVEST-SM-                      (Automatically from your checking
                                     or savings account or Money Market
                                     Fund)                                   $100*      $ 100*
------------------------------------------------------------------------------------------------

*    Provided your schedule of investments totals $1,000 in twelve months.


    There is no minimum investment amount if you purchase Fund shares through:
    (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, or (3) employer-sponsored employee benefit plan accounts.


    INVESTMENT OPTIONS FOR CERTAIN INSTITUTIONAL AND OTHER INVESTORS/CLASS D SHARES. To be eligible to purchase Class D shares, you must qualify under one of the investor categories specified in the "Share Class Arrangements" section of this PROSPECTUS.

    SUBSEQUENT INVESTMENTS SENT DIRECTLY TO THE FUND. In addition to buying additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor, you may send a check directly to the Fund. To buy additional shares in this manner:

    - Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number, the social security or tax identification number, the Class of shares you wish to purchase and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).


    - Make out a check for the total amount payable to: Morgan Stanley Dean Witter Latin American Growth Fund.


    - Mail the letter and check to Morgan Stanley Dean Witter Trust FSB at P.O. Box 1040, Jersey City, NJ 07303.

[ICON]  HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

    PERMISSIBLE FUND EXCHANGES. You may exchange shares of any Class of the Fund for the same Class of any other continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, without the imposition of an exchange fee. See the inside back cover of this PROSPECTUS for each Morgan Stanley Dean Witter Fund's designation as a Multi-Class Fund, No-Load Fund or Money Market Fund. If a Morgan Stanley Dean Witter Fund is not listed, consult the inside back cover of that Fund's PROSPECTUS for its designation. For the purpose of exchanges, shares of FSC Funds (subject to a front-end sales charge) are treated as Class A shares of a Multi-Class Fund.


    Exchanges may be made after shares of the Fund acquired by purchase have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. The current PROSPECTUS for each Fund describes its investment objective(s), policies and investment minimums, and should be read before investment.

    EXCHANGE PROCEDURES. You can process an exchange by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent - Morgan Stanley Dean Witter Trust FSB - and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative or by calling (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.

    An exchange to any Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the Funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

    The Fund may terminate or revise the exchange privilege upon required notice. Certain services normally available to shareholders of Money Market Funds, including the check writing privilege, are not available for Money Market Fund shares you acquire in an exchange.

    TELEPHONE EXCHANGES. For your protection when calling Morgan Stanley Dean Witter Trust FSB, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

    Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time, on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.



    TAX CONSIDERATIONS OF EXCHANGES. If you exchange shares of the Fund for shares of another Morgan Stanley Dean Witter Fund there are important tax considerations. For tax purposes, the exchange out of the Fund is considered a sale of Fund shares - and the exchange into the other Fund is considered a purchase. As a result, you may realize a capital gain or loss.


    You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.

    FREQUENT EXCHANGES. A pattern of frequent exchanges may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. The Fund will notify you in advance of limiting your exchange privileges.

    CDSC CALCULATIONS ON EXCHANGES. See the "Share Class Arrangements" section of this PROSPECTUS for a further discussion of how applicable contingent deferred sales charges (CDSCs) are calculated for shares of one Fund that are exchanged for shares of another.

    For further information regarding exchange privileges, you should contact your Morgan Stanley Dean Witter Financial Advisor or call (800) 869-NEWS.

[ICON]  HOW TO SELL SHARES
--------------------------------------------------------------------------------
    You can sell some or all of your Fund shares at any time. If you sell Class A, Class B or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. Your shares will be sold at the next share price calculated after we receive your order to sell as described below.

 OPTIONS            PROCEDURES
--------------------------------------------------------------------------------
 Contact your       To sell your shares, simply call your Morgan Stanley Dean
 Financial Advisor  Witter Financial Advisor or other authorized financial representative.
                    ------------------------------------------------------------
                    Payment will be sent to the address to which the account is registered or deposited in your brokerage account.
[ICON]
--------------------------------------------------------------------------------
 By Letter          You can also sell your shares by writing a "letter of
                    instruction" that includes:
                    - your account number;
                    - the dollar amount or the number of shares you wish to
                      sell;
                    - the Class of shares you wish to sell; and
                    - the signature of each owner as it appears on the account.
[ICON]
                    ------------------------------------------------------------

 OPTIONS            PROCEDURES
--------------------------------------------------------------------------------
 By Letter,         If you are requesting payment to anyone other than the
 continued          registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or
                    pre-designated bank account, you will need a signature
                    guarantee. You can obtain a signature guarantee from an
                    eligible guarantor acceptable to Morgan Stanley Dean Witter
                    Trust FSB. (You should contact Morgan Stanley Dean Witter
                    Trust FSB at (800) 869-NEWS for a determination as to
                    whether a particular institution is an eligible guarantor.)
                    A notary public CANNOT provide a signature guarantee.
                    Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                    ------------------------------------------------------------
                    Mail the letter to Morgan Stanley Dean Witter Trust FSB at
                    P.O. Box 983, Jersey City, NJ 07303. If you hold share
                    certificates, you must return the certificates, along with the letter and any required additional documentation.
                    ------------------------------------------------------------
                    A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                    instructions.
--------------------------------------------------------------------------------
 Systematic         If your investment in all of the Morgan Stanley Dean Witter
 Withdrawal Plan    Family of Funds has a total market value of at least
                    $10,000, you may elect to withdraw amounts of $25 or more, or in any whole percentage of a Fund's balance (provided the amount is at least $25), on a monthly, quarterly,
                    semi-annual basis, from any Fund with a balance of at least
                    $1,000. Each time you add a Fund to the plan, you must meet the plan requirements.
[ICON]
                    ------------------------------------------------------------
                    Amounts withdrawn are subject to any applicable CDSC. A CDSC may be waived under certain circumstances. See the Class B waiver categories listed in the "Share Class Arrangements"
                    section of this Prospectus.
                    ------------------------------------------------------------
                    To sign up for the Systematic Withdrawal Plan, contact your
                    Morgan Stanley Dean Witter Financial Advisor or call (800)
                    869-NEWS. You may terminate or suspend your plan at any
                    time. Please remember that withdrawals from the plan are
                    sales of shares, not Fund "distributions," and ultimately
                    may exhaust your account balance. The Fund may terminate or revise the plan at any time.
--------------------------------------------------------------------------------


    PAYMENT FOR SOLD SHARES. After we receive your complete instruction to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

    Payment may be postponed or the right to sell your shares suspended, however, under unusual circumstances. If you request to sell shares that were recently purchased by check, payment of the sale proceeds may be delayed for the minimum time needed to verify that the check has been honored (not more than fifteen days from the time we receive the check).

    TAX CONSIDERATIONS. Normally, your sale of Fund shares is subject to federal and state income tax. You should review the "Tax Consequences" section of this PROSPECTUS and consult your own tax professional about the tax consequences of a sale.

    REINSTATEMENT PRIVILEGE. If you sell Fund shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Class of Fund shares at their net asset value and receive a pro rata credit for any CDSC paid in connection with the sale.

(SIDEBAR)
TARGETED DIVIDENDS-SM-
YOU MAY SELECT TO HAVE YOUR FUND DISTRIBUTIONS AUTOMATICALLY INVESTED IN OTHER CLASSES OF FUND SHARES OR CLASSES OF ANOTHER MORGAN STANLEY DEAN WITTER FUND THAT YOU OWN. CONTACT YOUR MORGAN STANLEY DEAN WITTER FINANCIAL ADVISOR FOR FURTHER INFORMATION ABOUT THIS SERVICE.

(END SIDEBAR)


    INVOLUNTARY SALES. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EASYINVEST-SM-, if after 12 months the shareholder has invested less than $1,000 in the account.


    However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed. No CDSC will be imposed on any involuntary sale.


    MARGIN ACCOUNTS. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.


[ICON]  DISTRIBUTIONS
--------------------------------------------------------------------------------
    The Fund passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Fund earns income from stocks and interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."


    The Fund declares income dividends separately for each Class. Distributions paid on Class A and Class D shares usually will be higher than for Class B and Class C because distribution fees that Class B and Class C pay are higher. Normally, income dividends are distributed to shareholders semi-annually. Capital gains, if any, are usually distributed in June and December. The Fund, however, may retain and reinvest any long-term capital gains. The Fund may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.


    Distributions are reinvested automatically in additional shares of the same Class and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, the Fund will mail a check to you no later than seven business days after the distribution is declared. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.

[ICON]  TAX CONSEQUENCES
--------------------------------------------------------------------------------
    As with any investment, you should consider how your Fund investment will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

    Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

    - The Fund makes distributions; and

    - You sell Fund shares, including an exchange to another Fund.

    TAXES ON DISTRIBUTIONS. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund.

    Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides full information on your dividends and capital gains for tax purposes.


    TAXES ON SALES. Your sale of Fund shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Fund shares for shares of another Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.


    When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

[ICON]  SHARE CLASS ARRANGEMENTS
--------------------------------------------------------------------------------
    The Fund offers several Classes of shares having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative can help you decide which Class may be appropriate for you.

    The general public is offered three Classes: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and ongoing expenses. A

(SIDEBAR)
FRONT-END SALES CHARGE
OR FSC
AN INITIAL SALES CHARGE YOU PAY WHEN PURCHASING CLASS A SHARES THAT IS BASED ON A PERCENTAGE OF THE OFFERING PRICE. THE PERCENTAGE DECLINES BASED UPON THE DOLLAR VALUE OF CLASS A SHARES YOU PURCHASE. WE OFFER THREE WAYS TO REDUCE YOUR CLASS A SALES CHARGES - THE COMBINED PURCHASE PRIVILEGE, RIGHT OF ACCUMULATION AND LETTER OF INTENT.
(END SIDEBAR)
    fourth Class, Class D shares, is offered only to a limited category of investors. Shares that you acquire through reinvested distributions will not be subject to any front-end sales charge or CDSC - contingent deferred sales charge. Sales personnel may receive different compensation for selling each Class of shares. The sales charges applicable to each Class provide for the distribution financing of shares of that Class.


    The chart below compares the sales charge and maximum annual 12b-1 fee applicable to each Class:


                                                      MAXIMUM
CLASS   SALES CHARGE                              ANNUAL 12b-1 FEE
------------------------------------------------------------------
 A      Maximum 5.25% initial sales charge
        reduced for purchase of $25,000 or more;
        shares sold without an initial sales
        charge are generally subject to a 1.0%
        CDSC during first year                              0.25%
------------------------------------------------------------------
 B      Maximum 5.0% CDSC during the first year
        decreasing to 0% after six years                    1.0%
------------------------------------------------------------------
 C      1.0% CDSC during first year                         1.0%
------------------------------------------------------------------
 D      None                                            None
------------------------------------------------------------------

         CLASS A SHARES Class A shares are sold at net asset value plus an initial sales charge of up to 5.25%. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a contingent deferred sales charge, or CDSC, of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares. Class A shares are also subject to a distribution (12b-1) fee of up to 0.25% of the average daily net assets of the Class.

The offering price of Class A shares includes a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

                                                      FRONT-END SALES CHARGE
                                          ----------------------------------------------
                                          PERCENTAGE OF PUBLIC    APPROXIMATE PERCENTAGE
 AMOUNT OF SINGLE TRANSACTION                OFFERING PRICE       OF NET AMOUNT INVESTED
----------------------------------------------------------------------------------------
 Less than $25,000                                 5.25%                    5.54%
----------------------------------------------------------------------------------------
 $25,000 but less than $50,000                     4.75%                    4.99%
----------------------------------------------------------------------------------------
 $50,000 but less than $100,000                    4.00%                    4.17%
----------------------------------------------------------------------------------------
 $100,000 but less than $250,000                   3.00%                    3.09%
----------------------------------------------------------------------------------------
 $250,000 but less than $1 million                 2.00%                    2.04%
----------------------------------------------------------------------------------------
 $1 million and over                               0.00%                    0.00%
----------------------------------------------------------------------------------------

    The reduced sales charge schedule is applicable to purchases of Class A shares in a single transaction by:

    - A single account (including an individual, trust or fiduciary account).

    - Family member accounts (limited to husband, wife and children under the age of 21).

    - Pension, profit sharing or other employee benefit plans of companies and their affiliates.

    - Tax-exempt organizations.

    - Groups organized for a purpose other than to buy mutual fund shares.


    COMBINED PURCHASE PRIVILEGE. You also will have the benefit of reduced sales charges by combining purchases of Class A shares of the Fund in a single transaction with purchases of Class A shares of other Multi-Class Funds and shares of FSC Funds.



    RIGHT OF ACCUMULATION. You also may benefit from a reduction of sales charges if the cumulative net asset value of Class A shares of the Fund purchased in a single transaction, together with shares of other Funds you currently own which were previously purchased at a price including a front-end sales charge (including shares acquired through reinvestment of distributions), amounts to $25,000 or more. Also, if you have a cumulative net asset value of all your Class A and Class D shares equal to at least $5 million (or $25 million for certain employee benefit plans), you are eligible to purchase Class D shares of any Fund subject to the Fund's minimum initial investment requirement.


    You must notify your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative (or Morgan Stanley Dean Witter Trust FSB if you purchase directly through the Fund), at the time a purchase order is placed, that the purchase qualifies for the reduced charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Dean Witter Reynolds or other authorized dealer of Fund shares or the Fund's transfer agent does not confirm your represented holdings.


    LETTER OF INTENT. The schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "letter of intent." A letter of intent provides for the purchase of Class A shares of the Fund or other Multi-Class Funds or shares of FSC Funds within a thirteen month period. The initial purchase under a letter of intent must be at least 5% of the stated investment goal. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley Dean Witter Multi-Class Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the letter of intent, and (2) the cost of shares of other Funds you currently own acquired in exchange for shares of Funds purchased during that period at a price including a front-end sales charge. You can obtain a letter of intent by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative, or by calling (800) 869-NEWS. If you do not achieve the stated investment goal within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment.

    OTHER SALES CHARGE WAIVERS. In addition to investments of $1 million or more, your purchase of Class A shares is not subject to a front-end sales charge (or a CDSC upon sale) if your account qualifies under one of the following categories:

    - A trust for which Morgan Stanley Dean Witter Trust FSB provides discretionary trustee services.

    - Persons participating in a fee-based investment program (subject to all of its terms and conditions, including mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.

    - Employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which Morgan Stanley Dean Witter Trust FSB serves as trustee or Dean Witter Reynolds' Retirement Plan Services serves as recordkeeper under a written Recordkeeping Services Agreement ("MSDW Eligible Plans") which have at least 200 eligible employees.

    - A MSDW Eligible Plan whose Class B shares have converted to Class A shares, regardless of the plan's asset size or number of eligible employees.

    - A client of a Morgan Stanley Dean Witter Financial Advisor who joined us from another investment firm within six months prior to the date of purchase of Fund shares, and you used the proceeds from the sale of shares of a proprietary mutual fund of that Financial Advisor's previous firm that imposed either a front-end or deferred sales charge to purchase Class A shares, provided that: (1) you sold the shares not more than 60 days prior to the purchase of Fund shares, and (2) the sale proceeds were maintained in the interim in cash or a money market fund.


    - Current or retired Directors/Trustees of the Morgan Stanley Dean Witter Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.



    - Current or retired directors, officers and employees of Morgan Stanley Dean Witter & Co. and any of its subsidiaries, such persons' spouses and children under the age of 21 and trust accounts for which any of such persons is a beneficiary.

(SIDEBAR)
CONTINGENT DEFERRED SALES CHARGE OR CDSC
A FEE YOU PAY WHEN YOU SELL SHARES OF CERTAIN MORGAN STANLEY DEAN WITTER FUNDS PURCHASED WITHOUT AN INITIAL SALES CHARGE. THIS FEE DECLINES THE LONGER YOU HOLD YOUR SHARES AS SET FORTH IN THE TABLE.

(END SIDEBAR)

         CLASS B SHARES Class B shares are offered at net asset value with no initial sales charge but are subject to a contingent deferred sales charge, or CDSC, as set forth in the table below. For the purpose of calculating the CDSC, shares are deemed to have been purchased on the last day of the month during which they were purchased.

                                           CDSC AS A PERCENTAGE
 YEAR SINCE PURCHASE PAYMENT MADE           OF AMOUNT REDEEMED
----------------------------------------------------------------
 First                                              5.0%
----------------------------------------------------------------
 Second                                             4.0%
----------------------------------------------------------------
 Third                                              3.0%
----------------------------------------------------------------
 Fourth                                             2.0%
----------------------------------------------------------------
 Fifth                                              2.0%
----------------------------------------------------------------
 Sixth                                              1.0%
----------------------------------------------------------------
 Seventh and thereafter                            None
----------------------------------------------------------------

    Each time you place an order to sell or exchange shares, shares with no CDSC will be sold or exchanged first, then shares with the lowest CDSC will be sold or exchanged next. For any shares subject to a CDSC, the CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being sold.

    CDSC WAIVERS. A CDSC, if otherwise applicable, will be waived in the case of:

    - Sales of shares held at the time you die or become disabled (within the definition in Section 72(m)(7) of the Internal Revenue Code which relates to the ability to engage in gainful employment), if the shares are: (i) registered either in your name (not a trust) or in the names of you and your spouse as joint tenants with right of survivorship; or (ii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account, provided in either case that the sale is requested within one year of your death or initial determination of disability.


    - Sales in connection with the following retirement plan "distributions:"
      (i) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2);
      (ii) distributions from an IRA or 403(b) Custodial Account following attainment of age 59 1/2; or (iii) a tax-free return of an excess IRA contribution (a "distribution" does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee).


    - Sales of shares held for you as a participant in a MSDW Eligible Plan.

    - Sales of shares in connection with the Systematic Withdrawal Plan of up to 12% annually of the value of each Fund from which plan sales are made. The percentage is determined on the date you establish the Systematic Withdrawal Plan and based on the next calculated share price. You may have this CDSC waiver applied in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. If you suspend your participation in the plan, you may later resume plan payments without requiring a new determination of the account value for the 12% CDSC Waiver.

    All waivers will be granted only following the Distributor receiving confirmation of your entitlement. If you believe you are eligible for a CDSC waiver, please contact your Financial Advisor or call (800) 869-NEWS.

    DISTRIBUTION FEE. Class B shares are subject to an annual 12b-1 fee of 1.0% of the lesser of: (a) the average daily aggregate gross purchases by all shareholders of the Fund's Class B shares since the inception of the Fund (not including reinvestments of dividends or capital gains distributions), less the average daily aggregate net asset value of the Fund's Class B shares sold by all shareholders since the Fund's inception upon which a CDSC has been imposed or waived, or (b) the average daily net assets of Class B.

    CONVERSION FEATURE. After ten (10) years, Class B shares will convert automatically to Class A shares of the Fund with no initial sales charge. The ten year period runs from the last day of the month in which the shares were purchased, or in the case of Class B shares acquired through an exchange, from the last day of the month in which the original Class B shares were purchased; the shares will convert to Class A shares based on their relative net asset values in the month following the ten year period. At the same time, an equal proportion of Class B shares acquired through automatically reinvested distributions will convert to Class A shares on the same basis. (Class B shares held before May 1, 1997, however, will convert to Class A shares in May 2007).


    In the case of Class B shares held in a MSDW Eligible Plan, the plan is treated as a single investor and all Class B shares will convert to Class A shares on the conversion date of the Class B shares of a Morgan Stanley Dean Witter Fund purchased by that plan.


    Currently, the Class B share conversion is not a taxable event; the conversion feature may be cancelled if it is deemed a taxable event in the future by the Internal Revenue Service.


    If you exchange your Class B shares for shares of a Money Market Fund, a No-Load Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, the holding period for conversion is frozen as of the last day of the month of the exchange and resumes on the last day of the month you exchange back into Class B shares.


    EXCHANGING SHARES SUBJECT TO A CDSC. There are special considerations when you exchange Fund shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a fund that does NOT charge a CDSC WILL NOT BE COUNTED. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC.


    For example, if you held Class B shares of the Fund in a regular account for one year, exchanged to Class B of another Morgan Stanley Dean Witter Multi-Class Fund for another year, then sold your shares, a CDSC rate of 4% would be imposed on the shares based on a two year holding period - one year for each Fund. However, if you had exchanged the shares of the Fund for a Money Market Fund (which does not charge a CDSC) instead of the Multi-Class Fund, then sold your shares, a CDSC rate of 5% would be imposed on the shares based on a one year holding period. The one year in the Money Market Fund would not be counted. Nevertheless, if shares subject to a CDSC are exchanged for a Fund that does not charge a CDSC, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees, if any, you paid on those shares while in that Fund up to the amount of any applicable CDSC.



    In addition, shares that are exchanged into or from a Morgan Stanley Dean Witter Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a Fund with a lower CDSC rate.


         CLASS C SHARES Class C shares are sold at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares.

    DISTRIBUTION FEE. Class C shares are subject to an annual distribution (12b-1) fee of up to 1.0% of the average daily net assets of that Class. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares may be subject to distribution (12b-1) fees applicable to Class C shares for an indefinite period.

         CLASS D SHARES Class D shares are offered without any sales charge on purchases or sales and without any distribution (12b-1) fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for MSDW Eligible Plans) and the following investor categories:


    - Investors participating in the Investment Manager's mutual fund asset allocation program (subject to all of its terms and conditions, including mandatory sale or transfer restrictions on termination) pursuant to which they pay an asset-based fee.

    - Persons participating in a fee-based investment program (subject to all of its terms and conditions, including mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.

    - Employee benefit plans maintained by Morgan Stanley Dean Witter & Co. or any of its subsidiaries for the benefit of certain employees of Morgan Stanley Dean Witter & Co. and its subsidiaries.

    - Certain unit investment trusts sponsored by Dean Witter Reynolds.

    - Certain other open-end investment companies whose shares are distributed by the Fund's distributor.


    MEETING CLASS D ELIGIBILITY MINIMUMS. To meet the $5 million ($25 million for MSDW Eligible Plans) initial investment to qualify to purchase Class D shares you may combine: (1) purchases in a single transaction of Class D shares of the Fund and other continuously offered Morgan Stanley Dean Witter Multi-Class Funds and/or (2) previous purchases of Class A and D shares of Multi-Class Funds and shares of FSC Funds you currently own, along with shares of Morgan Stanley Dean Witter Funds you currently own that you acquired in exchange for those shares.


         NO SALES CHARGES FOR REINVESTED CASH DISTRIBUTIONS If you receive a cash payment representing an income dividend or capital gain and you reinvest that amount in the applicable Class of shares by returning the check within 30 days of the payment date, the purchased shares would not be subject to an initial sales charge or CDSC.


         PLAN OF DISTRIBUTION (RULE 12B-1 FEES) The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940 with respect to the distribution of Class A, Class B and Class C shares. The Plan allows the Fund to pay distribution fees for the sale and distribution of these shares. It also allows the Fund to pay for services to shareholders of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment in these Classes and may cost you more than paying other types of sales charges.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 fiscal years of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.


CLASS B
----------------------------------------------------------------------------------------------------------------------------
 YEARS ENDED JANUARY 31,                                1999++         1998*++         1997           1996           1995
----------------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                  $   12.09      $   11.47      $    9.48      $    9.35      $   16.05
----------------------------------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                            0.05          (0.09)         (0.04)         (0.06)         (0.17)
    Net realized and unrealized gain (loss)                (4.90)          0.71           2.03           0.19          (6.21)
                                                       ---------      ---------      ---------      ---------      ---------
 Total income (loss) from investment operations            (4.85)          0.62           1.99           0.13          (6.38)
----------------------------------------------------------------------------------------------------------------------------
 Less distributions from net realized gain                --             --             --             --              (0.32)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $    7.24      $   12.09      $   11.47      $    9.48      $    9.35
----------------------------------------------------------------------------------------------------------------------------

 TOTAL RETURN+                                            (40.12)%         5.41%         20.99%          1.39%        (40.12)%
----------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
 Expenses                                                   2.98%(1)       2.81%          2.78%          2.98%          2.87%
----------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                               0.49%(1)      (0.64)%        (0.29)%        (0.61)%        (1.46)%
----------------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands               $ 105,678      $ 272,710      $ 270,843      $ 261,066      $ 294,774
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      27%            30%            29%            64%           145%
----------------------------------------------------------------------------------------------------------------------------


* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

CLASS A
---------------------------------------------------------------------------------------------------------
                                                                 FOR THE YEAR
                                                                    ENDED        FOR THE PERIOD JULY 28,
                                                                 JANUARY 31,              1997*
 SELECTED PER SHARE DATA:                                            1999        THROUGH JANUARY 31, 1998
---------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                 $12.14                      $15.22
---------------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                                        0.15                       (0.07)
    Net realized and unrealized loss                                   (4.96)                      (3.01)
                                                                 ------------                   --------
 Total loss from investment operations                                 (4.81)                      (3.08)
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                        $7.33                      $12.14
---------------------------------------------------------------------------------------------------------

 TOTAL RETURN+                                                        (39.62)%                    (20.24)%(1)
---------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------
 Expenses                                                               2.21%(3)                    2.15%(2)
---------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                           1.26%(3)                   (1.04)%(2)
---------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                                 $58                        $110
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                  27%                         30%
---------------------------------------------------------------------------------------------------------



CLASS C++
---------------------------------------------------------------------------------------------------------
                                                                 FOR THE YEAR
                                                                    ENDED        FOR THE PERIOD JULY 28,
                                                                 JANUARY 31,              1997*
 SELECTED PER SHARE DATA:                                            1999        THROUGH JANUARY 31, 1998
---------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                 $12.10                      $15.22
---------------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                                        0.06                       (0.12)
    Net realized and unrealized loss                                   (4.92)                      (3.00)
                                                                 ------------                   --------
 Total loss from investment operations                                 (4.86)                      (3.12)
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                        $7.24                      $12.10
---------------------------------------------------------------------------------------------------------

 TOTAL RETURN+                                                        (40.17)%                    (20.50)%(1)
---------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------
 Expenses                                                               2.98%(3)                    2.91%(2)
---------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                           0.49%(3)                   (1.76)%(2)
---------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                                $369                        $792
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                  27%                         30%
---------------------------------------------------------------------------------------------------------


* The date shares were first issued.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Not annualized.

(2) Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

CLASS D++
-----------------------------------------------------------------------------------------------------------
                                                                FOR THE YEAR       FOR THE PERIOD JULY 28,
                                                                   ENDED                    1997*
 SELECTED PER SHARE DATA:                                     JANUARY 31, 1999    THROUGH JANUARY 31, 1998
-----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                               $12.16                         $15.22
-----------------------------------------------------------------------------------------------------------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                                      0.16                          (0.04)
    Net realized and unrealized loss                                 (4.97)                         (3.02)
                                                                  --------                       --------
 Total loss from investment operations                               (4.81)                         (3.06)
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                      $7.35                         $12.16
-----------------------------------------------------------------------------------------------------------

 TOTAL RETURN+                                                      (39.56)%                       (20.11)%(1)
-----------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------
 Expenses                                                             1.98%(3)                       1.86%(2)
-----------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                         1.49%(3)                      (0.52)%(3)
-----------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands                                $5                             $8
-----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                27%                            30%
-----------------------------------------------------------------------------------------------------------


* The date shares were first issued.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Calculated based on the net asset value as of the last business day of the period.

(1) Not annualized.

(2) Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

NOTES

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 28

NOTES

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                                                                              29

                                                      PROSPECTUS - JUNE 28, 1999

Additional information about the Fund's investments is available in the Fund's ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. In the Fund's ANNUAL REPORT, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's Statement of Additional Information also provides additional information about the Fund. The Statement of Additional Information is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:

                                 (800) 869-NEWS

You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:


                            www.deanwitter.com/funds


Information about the Fund (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (800) SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.

TICKER SYMBOLS:
CLASS A: LATAX        CLASS C: LATCX
CLASS B: LATBX        CLASS D: LATDX
(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-6608)

Morgan Stanley Dean Witter
                                                                  LATIN AMERICAN
                                                                     GROWTH FUND

                               [BACK COVER PHOTO]

                                                        A MUTUAL FUND THAT SEEKS
                                                  LONG-TERM CAPITAL APPRECIATION

                                                                  MORGAN STANLEY
                                                                     DEAN WITTER
                                                                  LATIN AMERICAN
                                                                     GROWTH FUND


STATEMENT OF ADDITIONAL INFORMATION


JUNE 28, 1999


--------------------------------------------------------------------------------


    This STATEMENT OF ADDITIONAL INFORMATION is not a PROSPECTUS. The PROSPECTUS (dated June 28, 1999) for Morgan Stanley Dean Witter Latin American Growth Fund may be obtained without charge from the Fund at its address or telephone number listed below or from Dean Witter Reynolds at any of its branch offices.



Morgan Stanley Dean Witter Latin American Growth Fund
Two World Trade Center
New York, New York 10048
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


I. Fund History........................................................................          4

II. Description of the Fund and Its Investments and Risks..............................          4

  A. Classification....................................................................          4

  B. Investment Strategies and Risks...................................................          4

  C. Fund Policies/Investment Restrictions.............................................         12

III. Management of the Fund............................................................         13

  A. Board of Trustees.................................................................         13

  B. Management Information............................................................         14

  C. Compensation......................................................................         18

IV. Control Persons and Principal Holders of Securities................................         20

V. Management, Investment Advice and Other Services....................................         20

  A. The Investment Manager and Sub-Advisor............................................         20

  B. Principal Underwriter.............................................................         21

  C. Services Provided by the Investment Manager, the Sub-Advisor and Fund Expenses
       Paid by Third Parties...........................................................         21

  D. Dealer Reallowances...............................................................         22

  E. Rule 12b-1 Plan...................................................................         22

  F. Other Service Providers...........................................................         26

VI. Brokerage Allocation and Other Practices...........................................         27

  A. Brokerage Transactions............................................................         27

  B. Commissions.......................................................................         27

  C. Brokerage Selection...............................................................         27

  D. Directed Brokerage................................................................         28

  E. Regular Broker-Dealers............................................................         28

VII. Capital Stock and Other Securities................................................         28

VIII. Purchase, Redemption and Pricing of Shares.......................................         29

  A. Purchase/Redemption of Shares.....................................................         30

  B. Offering Price....................................................................         31

IX. Taxation of the Fund and Shareholders..............................................         33

X. Underwriters........................................................................         33

XI. Calculation of Performance Data....................................................         33

XII. Financial Statements..............................................................         34

GLOSSARY OF SELECTED DEFINED TERMS
--------------------------------------------------------------------------------

    The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).


"CUSTODIAN"--Chase Manhattan Bank.


"DEAN WITTER REYNOLDS"--Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"DISTRIBUTOR"--Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW.

"FINANCIAL ADVISORS"--Morgan Stanley Dean Witter authorized financial services representatives.


"FUND"--Morgan Stanley Dean Witter Latin American Growth Fund, a registered open-end investment company.



"INVESTMENT MANAGER"--Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.


"INDEPENDENT TRUSTEES"--Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.


"MORGAN STANLEY & CO."--Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.


"MORGAN STANLEY DEAN WITTER FUNDS"--Registered investment companies (i) for which the MSDW Advisors serves as the investment advisor; and (ii) that hold themselves out to investors as related companies for investment and investor services.

"MSDW"--Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.

"MSDW ADVISORS"--Morgan Stanley Dean Witter Advisors, Inc., a wholly-owned investment advisor subsidiary of MSDW.


"SUB-ADVISOR"--TCW Funds Management, Inc., a wholly-owned subsidiary of TCW.


"TCW"--The TCW Group, Inc., a preeminent investment management and investment advisory services firm.


"TRANSFER AGENT"--Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.


"TRUSTEES"--The Board of Trustees of the Fund.

I. FUND HISTORY
--------------------------------------------------------------------------------


    The Fund was organized under the laws of the Commonwealth of Massachusetts on February 25, 1992 as a Massachusetts business trust under the name TCW/DW Latin American Growth Fund. On February 25, 1999 the Fund's Trustees adopted an Amendment to the Fund's Declaration of Trust changing the name of the Fund to Morgan Stanley Dean Witter Latin American Growth Fund, effective June 28, 1999.


II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

A. CLASSIFICATION

    The Fund is an open-end, non-diversified management investment company whose investment objective is long-term capital appreciation.

B. INVESTMENT STRATEGIES AND RISKS

    The following discussion of the Fund's investment strategies and risks should be read with the sections of the Fund's PROSPECTUS titled "Principal Investment Strategies," "Principal Risks," "Additional Investment Strategy Information" and "Additional Risk Information."

    DEBT-TO-EQUITY CONVERSIONS. The Fund may participate with respect to up to 5% of its total assets in debt-to-equity conversions. Debt-to-equity conversion programs are sponsored in varying degrees by certain Latin American countries and permit investors to use external debt of a country to make equity investments in local companies. Many conversion programs relate primarily to investments in transportation, communication, utilities and similar infrastructure related areas. The terms of the programs vary from country to country, but include significant restrictions on the application of the proceeds received in the conversion and on the repatriation of investment profits and capital. In inviting conversion applications by holders of eligible debt, a government will usually specify a mininum discount from par value that it will accept for conversion. There can be no assurance that debt-to-equity conversion programs will continue or be successful or that the Fund will be able to convert all or any of its Latin American debt portfolio into equity investments.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may enter into forward foreign currency exchange contracts ("FORWARD CONTRACTS") as a hedge against fluctuations in future foreign exchange rates. The Fund may conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial and investment banks) and their customers. Forward contracts only will be entered into with United States banks and their foreign branches, foreign banks, insurance companies and other dealers whose assets total $1 billion or more, or foreign banks whose assets total $1 billion or more. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

    The Fund may enter into forward contracts under various circumstances. The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which the Fund is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received.


    The Sub-Advisor also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated. At times, the Fund may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

    The Fund will not enter into forward currency contracts or maintain a net exposure to these contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities.

    Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

    The Fund may be limited in its ability to enter into hedging transactions involving forward contracts by the Internal Revenue Code requirements relating to qualification as a regulated investment company.

    Forward currency contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts also may increase the Fund's volatility and may involve a significant amount of risk relative to the investment of cash.

    OPTIONS AND FUTURES TRANSACTIONS. The Fund may engage in transactions in listed and OTC options on eligible portfolio securities and stock indexes. Listed options are issued or guaranteed by the exchange on which they are traded or by a clearing corporation such as the Options Clearing Corporation ("OCC"). Ownership of a listed call option gives the Fund the right to buy from the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency covered by the option at the stated exercise price (the price per unit of the underlying security) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell to the OCC (in the U.S.) or other clearing corporation or exchange, the underlying security or currency at that exercise price prior to the expiration date of the option, regardless of its then current market price. Ownership of a listed put option would give the Fund the right to sell the underlying security or currency to the OCC (in the U.S.) or other clearing corporation or exchange, at the stated exercise price. Upon notice of exercise of the put option, the writer of the put would have the obligation to purchase the underlying security or currency from the OCC (in the U.S.) or other clearing corporation or exchange, at the exercise price.

    COVERED CALL WRITING. The Fund is permitted to write covered call options on portfolio securities and on the currencies in which they are denominated, without limit.

    The Fund will receive from the purchaser, in return for a call it has written, a "premium;" i.e., the price of the option. Receipt of these premiums may better enable the Fund to earn a higher level of current income than it would earn from holding the underlying securities (or currencies) alone. Moreover, the premium received will offset a portion of the potential loss incurred by the Fund if the securities (or currencies) underlying the option decline in value.

    The Fund may be required, at any time during the option period, to deliver the underlying security (or currency) against payment of the exercise price on any calls it has written. This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction.

    A call option is "covered" if the Fund owns the underlying security subject to the option or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional consideration (in cash, Treasury bills or other liquid portfolio securities) held in a segregated account on the Fund's books) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid portfolio securities in a segregated account on the Fund's books.

    Options written by the Fund normally have expiration dates of from up to eighteen months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

    COVERED PUT WRITING. If the Fund writes a covered put option, it incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option's exercise price at any time during the option period, at the purchaser's election. Through the writing of a put option, the Fund would receive income from the premium paid by purchasers. The potential gain on a covered put option is limited to the premium received on the option (less the commissions paid on the transaction). During the option period, the Fund may be required, at any time, to make payment of the exercise price against delivery of the underlying security (or currency). A put option is "covered" if the Fund maintains cash, Treasury bills or other liquid portfolio securities with a value equal to the exercise price in a segregated account on the Fund's books, or holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The operation of and limitations on covered put options in other respects are substantially identical to those of call options.

    PURCHASING CALL AND PUT OPTIONS. The Fund may purchase listed and OTC call and put options in amounts equaling up to 5% of its total assets. The purchase of a call option would enable the Fund, in return for the premium paid to lock in a purchase price for a security or currency during the term of the option. The purchase of a put option would enable the Fund, in return for a premium paid, to lock in a price at which it may sell a security or currency during the term of the option.

    OTC OPTIONS. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Fund. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC. The Fund will engage in OTC option transactions only with member banks of the Federal Reserve Bank System or primary dealers in U.S. Government securities or with affiliates of such banks or dealers. The Fund will engage in OTC option transactions only with member banks of the Federal Reserve System or primary dealers in U.S. Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million.


    RISKS OF OPTIONS TRANSACTIONS. The successful use of options depends on the ability of the Sub-Advisor to forecast correctly interest rates, currency exchange rates and/or market movements. If the market value of the portfolio securities (or the currencies in which they are denominated) upon which call options have been written increases, the Fund may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or the value of its denominated currency) increase, but has retained the risk of loss should the price of the underlying security (or the value of its denominated currency) decline. The covered put writer also retains the risk of loss should the market value of the underlying security decline below the exercise price of the option less the premium received on the sale of the option. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price.

    The Fund's ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market on option exchanges. There is no assurance that such a market will exist, particularly in the case of OTC options.

    In the event of the bankruptcy of a broker through which the Fund engages in transactions in options, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. In the case of OTC options, if the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option, due to insolvency or otherwise, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction.

    Each of the exchanges has established limitations governing the maximum number of call or put options on the same underlying security which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Fund may write.

    The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

    FUTURES CONTRACTS. The Fund may purchase and sell interest rate, currency and index futures contracts that are traded on U.S. and foreign commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills and GNMA Certificates and/or any foreign government fixed-income security, on various currencies and on such indexes of U.S. securities as may exist or come into existence.

    A futures contract purchaser incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. A seller of a futures contract incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price. The purchase of a futures contract enables the Fund, during the term of the contract, to lock in a price at which it may purchase a security or currency and protect against a rise in prices pending purchase of portfolio securities. The sale of a futures contract enables the Fund to lock in a price at which it may sell a security or currency and protect against declines in the value of portfolio securities.


    The Fund will purchase or sell index futures contracts for the purpose of hedging some or all of its portfolio securities against changes in their prices. If the Sub-Advisor anticipates that the prices of securities held by the Fund may fall, the Fund may sell an index futures contract. Conversely, if the Fund wishes to hedge against anticipated price rises in those securities which the Fund intends to purchase, the Fund may purchase an index futures contract.


    In addition, futures contracts will be bought or sold in order to close out a short or long position maintained by the Fund in a corresponding futures contract.

    Although most futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Index futures contracts provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the open or close of the last trading day of the contract and the futures contract price. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Fund will be able to enter into a closing transaction.

    MARGIN. If the Fund enters into a futures contract, it is initially required to deposit an "initial margin" of cash or U.S. Government securities or other liquid portfolio securities ranging from approximately 2% to 5% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

    Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on the futures contract which will be returned to the Fund upon the proper termination of the futures contract. The margin deposits made are marked to market daily and the Fund may be required to make subsequent deposits of cash or U.S. Government securities, called "variation margin," which are reflective of price fluctuations in the futures contract.

    OPTIONS ON FUTURES CONTRACTS. The Fund may purchase and write call and put options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid), and the writer the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

    The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

    LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES. The Fund may not enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the Fund's total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less
(more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. However, there is no overall limitation on the percentage of the Fund's net assets which may be subject to a hedge position.

    RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. The prices of securities and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of the Fund's portfolio securities (and the currencies in which they are denominated). Also, prices of futures contracts may not move in tandem with the changes in prevailing interest rates, market movements and/or currency exchange rates against which the Fund seeks a hedge. A correlation may also be distorted
(a) temporarily, by short-term traders' seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds;
(b) by investors in futures contracts electing to close out their contracts through offsetting transactions rather than meet margin deposit requirements;
(c) by investors in futures contracts opting to make or take delivery of underlying securities rather than engage in closing transactions, thereby reducing liquidity of the futures market; and (d) temporarily, by speculators who view the deposit requirements in the futures markets as less onerous than margin requirements in the cash market. Due to the possibility of price distortion in the futures market and because of the possible imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest rate, currency exchange rate and/or market movement trends by the Adviser may still not result in a successful hedging transaction.

    There is no assurance that a liquid secondary market will exist for futures contracts and related options in which the Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel or prevent the Fund from closing out a contract which may result in reduced gain or increased loss to the Fund. The absence of a liquid market in futures contracts might cause the Fund to make or take delivery of the underlying securities (currencies) at a time when it may be disadvantageous to do so.

    Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In these situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on the Fund's ability to effectively hedge its portfolio.

    Futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Greater margin requirements may limit the Fund's ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of the Fund's transactions effected on foreign exchanges.

    In the event of the bankruptcy of a broker through which the Fund engages in transactions in futures or options thereon, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker.

    MONEY MARKET SECURITIES. The Fund may invest in various U.S. money market securities for cash management purposes or when assuming a temporary defensive position, which among others may include commercial paper, bank acceptances, bank obligations, corporate debt securities, certificates of deposit, U.S. Government securities and obligations of savings institutions and repurchase agreements. Such securities are limited to:

    U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds;

    BANK OBLIGATIONS. Obligations (including certificates of deposit and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

    EURODOLLAR CERTIFICATES OF DEPOSIT. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more;

    OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

    FULLY INSURED CERTIFICATES OF DEPOSIT. Certificates of deposit of banks and savings institutions having total assets of less than $1 billion, if the principal amount of the obligation is federally insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the FDIC), limited to $100,000 principal amount per certificate and to 15% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate;

    COMMERCIAL PAPER. Commercial paper rated within the two highest grades by Standard & Poor's Corporation ("S&P") or the two highest grade by Moody's Investor's Service, Inc. ("Moody's") or, if not rated, issued by a company having an outstanding debt issue rated at least AAA by S&P or Aaa by Moody's; and

    REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition, by the Fund, of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.


    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Sub-Advisor subject to procedures established by the Trustees. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of its net assets.


    LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Fund, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend more than 25% of the value of its total assets.

    As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund.

    When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Fund's investment in the loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. The Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While the Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

    At the time the Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of its net asset value. The Fund will also establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.


    WHEN, AS AND IF ISSUED SECURITIES. The Fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Fund until the Sub-Advisor determines that issuance of the security is probable. At that time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At that time, the Fund will also establish a segregated account on the Fund's books in which it will maintain cash or cash equivalents or other liquid portfolio securities equal in value to recognized commitments for such securities.


    An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. The Fund may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of sale.

    PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. The Fund may invest up to 15% of its net assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), or which are otherwise not readily marketable. (Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.) These securities are generally referred to as "private placements" or "restricted securities." Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.


    Rule 144A permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Sub-Advisor, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities," which may not exceed 15% of the Fund's net assets. However, investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

    WARRANTS AND SUBSCRIPTION RIGHTS. The Fund may invest up to 5% of the value of its net assets in warrants, including not more than 2% in warrants not listed on either the New York or American Stock Exchange. A warrant is, in effect, an option to purchase equity securities at a specific price, generally valid for a specific period of time, and has no voting rights, pays no dividends and has no rights with respect to the corporation issuing it. The Fund may acquire warrants and subscription rights attached to other securities without reference to the percentage limitations.

    A subscription right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public. A subscription right normally has a life of two to four weeks and a subscription price lower than the current market value of the common stock. A subscription right is freely transferable. The Fund may invest up to 5% of the value of its net assets in rights.

    NON-DIVERSIFIED STATUS. The Fund is a "non-diversified" mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal securities law. Compared with "diversified" funds, the Fund may invest a greater percentage of its assets in the securities of an individual corporation or governmental entity. Thus, the Fund's assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Fund's overall value to decline to a greater degree. The Fund's investments, however, are currently diversified and may remain diversified in the future.


    YEAR 2000. The investment management services provided to the Fund by the Investment Manager and the Sub-Advisor and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Manager, the Sub-Advisor, the Distributor and the Transfer Agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.


    In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected.

C. FUND POLICIES/INVESTMENT RESTRICTIONS

    The investment objective, policies and restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940 (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

    The Fund will:

         1.  Seek long-term capital appreciation.

    The Fund may not:

         1. Invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to cash equivalents.

         2. Invest more than 5% of the value of its total assets in securities of issuers having a record, together with predecessors, of less than 3 years of continuous operation. This restriction does not apply to any obligation of the United States Government, its agencies or instrumentalities.

         3. Purchase or sell real estate or interests therein (including limited partnership interests), although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein.

         4. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs, except that the Fund may invest in the securities of companies which operate, invest in, or sponsor these programs.

         5. Purchase or sell commodities or commodities contracts except that the Fund may purchase or sell futures contracts or options on futures.

         6. Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes, in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

         7. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to initial or variation margin for futures are not deemed to be pledges of assets.

         8. Issue senior securities as defined in the Investment Company Act, except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling any financial futures contracts or options thereon; (d) borrowing money; or (e) lending portfolio securities.

         9. Make loans of money or securities, except: (a) by the purchase of publicly distributed debt obligations; (b) by investment in repurchase agreements; or (c) by lending its portfolio securities.

        10.  Make short sales of securities.

        11. Purchase securities on margin, except for short-term loans as are necessary for the clearance of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

        12. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security. (The Fund may invest in restricted securities subject to the non-fundamental limitations contained in the Prospectus.)

        13. Invest for the purpose of exercising control or management of any other issuer.

        As a non-fundamental policy, as to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.

III. MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

A. BOARD OF TRUSTEES


    The Board of Trustees of the Fund oversees the management of the Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.

    Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders.

B. MANAGEMENT INFORMATION


    TRUSTEES AND OFFICERS. The Board of the Fund consists of eight (8) Trustees. These same individuals also serve as trustees for all of the Morgan Stanley Dean Witter Funds. Six Trustees (75% of the total number) have no affiliation or business connection with the Investment Manager or any of their affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW or the Sub-Advisor's parent company, TCW. These are the "disinterested" or "independent" Trustees. The other two Trustees (the "Management Trustees") are affiliated with the Investment Manager or Sub-Advisor. All of the Trustees also serve as Independent Trustees of "Discover Brokerage Index Series" a mutual fund for which the Manager is the investment advisor.



    The Trustees and executive officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the Manager or the Adviser, and with the 90 Morgan Stanley Dean Witter Funds and Discover Brokerage Index Series are shown below.



  NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
----------------------------------------------  ------------------------------------------------------------------
Michael Bozic (58) ...........................  Vice Chairman of Kmart Corporation (since December, 1998);
Director                                        Director or Trustee of the Morgan Stanley Dean Witter Funds and
c/o Kmart Corporation                           Discover Brokerage Index Series; formerly Chairman and Chief
3100 West Big Beaver Road                       Executive Officer of Levitz Furniture Corporation (November,
Troy, Michigan                                  1995-November, 1998) and President and Chief Executive Officer of
                                                Hills Department Stores (May, 1991-July, 1995); formerly variously
                                                Chairman, Chief Executive Officer, President and Chief Operating
                                                Officer (1987-1991) of the Sears Merchandise Group of Sears, Roe-
                                                buck and Co.; Director of Eaglemark Financial Services, Inc. and
                                                Weirton Steel Corporation.

Charles A. Fiumefreddo* (66) .................  Chairman, Director or Trustee and Chief Executive Officer of the
Chairman of the Board,                          Morgan Stanley Dean Witter Funds and Discover Brokerage Index
Chief Executive Officer and Trustee             Series; formerly Chairman, Chief Executive Officer and Director of
Two World Trade Center                          the Investment Manager, the Distributor and MSDW Services Company;
New York, New York                              Executive Vice President and Director of Dean Witter Reynolds;
                                                Chairman and Director of the Transfer Agent; formerly Director and/or officer of various MSDW subsidiaries (until June, 1998).

Edwin J. Garn (66) ...........................  Director or Trustee of the Morgan Stanley Dean Witter Funds and
Director                                        Discover Brokerage Index Series; formerly United States Senator
c/o Huntsman Corporation                        (R-Utah)(1974-1992) and Chairman, Senate Banking Committee
500 Huntsman Way                                (1980-1986); formerly Mayor of Salt Lake City, Utah (1971-1974);
Salt Lake City, Utah                            formerly Astronaut, Space Shuttle Discovery (April 12-19, 1985);
                                                Vice Chairman, Huntsman Corporation (chemical company); Director of Franklin Covey (time management systems), BMW Bank of North
                                                America, Inc. (industrial loan corporation), United Space Alliance
                                                (joint venture between Lockheed Martin and the Boeing Company) and
                                                Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

  NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
----------------------------------------------  ------------------------------------------------------------------
Wayne E. Hedien (65) .........................  Retired; Director or Trustee of the Morgan Stanley Dean Witter
Director                                        Funds and Discover Brokerage Index Series; Director of The PMI
c/o Gordon Altman Butowsky                      Group, Inc. (private mortgage insurance); Trustee and Vice
Weitzen Shalov & Wein                           Chairman of The Field Museum of Natural History; formerly
Counsel to the Independent Directors            associated with the Allstate Companies (1966-1994), most recently
114 West 47th Street                            as Chairman of The Allstate Corporation (March, 1993-December,
New York, New York                              1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July, 1989-December,
                                                1994); director of various other business and charitable organiza-
                                                tions.

Dr. Manuel H. Johnson (50) ...................  Senior Partner, Johnson Smick International, Inc., a consulting
Trustee                                         firm; Co-Chairman and a founder of the Group of Seven Council
c/o Johnson Smick International, Inc.           (G7C), an international economic commission; Chairman of the Audit
1133 Connecticut Avenue, N.W.                   Committee and Director or Trustee of the Morgan Stanley Dean
Washington, D.C.                                Witter Funds and Discover Brokerage Index Series; Director of
                                                NASDAQ, Greenwich Capital Markets, Inc. (broker-dealer) and NVR,
                                                Inc. (home construction); Chairman and Trustee of the Financial
                                                Accounting Foundation (oversight organization of the Financial
                                                Accounting Standards Board); formerly Vice Chairman of the Board of Governors of the Federal Reserve System (1986-1990) and
                                                Assistant Secretary of the U.S. Treasury.

Michael E. Nugent (63) .......................  General Partner, Triumph Capital, L.P., a private investment
Trustee                                         partnership; Chairman of the Insurance Committee and Director or
c/o Triumph Capital, L.P.                       Trustee of the Morgan Stanley Dean Witter Funds and Discover
237 Park Avenue New York,                       Brokerage Index Series; formerly Vice President, Bankers Trust
New York                                        Company and BT Capital Corporation (1984-1988); Director of
                                                various business organizations.

Philip J. Purcell* (55) ......................  Chairman of the Board of Directors and Chief Executive Officer of
Director                                        MSDW, Dean Witter Reynolds and Novus Credit Services Inc.;
1585 Broadway                                   Director of the Distributor; Director or Trustee of the Morgan
New York, New York                              Stanley Dean Witter Funds and Discover Brokerage Index Series;
                                                Director and/or officer of various MSDW subsidiaries.

John L. Schroeder (68) .......................  Retired; Chairman of the Derivatives Committee and Director or
Trustee                                         Trustee of the Morgan Stanley Dean Witter Funds and Discover
c/o Gordon Altman Butowsky                      Brokerage Index Series; Director of Citizens Utilities Company
Weitzen Shalov & Wein                           (telecommunications, gas, electric and water utilities company);
Counsel to the Independent Trustees             formerly Executive Vice President and Chief Investment Officer of
114 West 47th Street                            the Home Insurance Company (August, 1991-September, 1995).
New York, New York

  NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
----------------------------------------------  ------------------------------------------------------------------
Mitchell M. Merin (45) .......................  President and Chief Operating Officer of Asset Management of MSDW
President                                       (since December, 1998); President and Director (since April, 1997)
Two World Trade Center                          and Chief Executive Officer (since June, 1998) of the Investment
New York, New York                              Manager and MSDW Services Company; Chairman, Chief Executive
                                                Officer and Director of the Distributor (since June, 1998);
                                                Chairman and Chief Executive Officer (since June, 1998) and
                                                Director (since January, 1998) of the Transfer Agent; Director of various MSDW subsidiaries; President of the Morgan Stanley Dean
                                                Witter Funds and Discover Brokerage Index Series (since May,
                                                1999); previously Chief Strategic Officer of the Investment
                                                Manager and MSDW Services Company and Executive Vice President of
                                                the Distributor (April, 1997-June, 1998), Vice President of the
                                                Morgan Stanley Dean Witter Funds and Discover Brokerage Index
                                                Series (May, 1997-April, 1999), and Executive Vice President of
                                                Dean Witter, Discover & Co.

Barry Fink (44) ..............................  Senior Vice President (since March, 1997), Secretary and General
Vice President,                                 Counsel (since February, 1997) and Director (since July, 1998) of
Secretary and General Counsel                   the Investment Manager and MSDW Services Company; Senior Vice
Two World Trade Center                          President (since March, 1997) and Assistant Secretary and
New York, New York                              Assistant General Counsel (since February, 1997) of the
                                                Distributor; Assistant Secretary of Dean Witter Reynolds (since
                                                August, 1996); Vice President, Secretary and General Counsel of
                                                the Morgan Stanley Dean Witter Funds (since February, 1997); Vice
                                                President, Secretary and General Counsel of Discover Brokerage
                                                Index Series; previously First Vice President (June, 1993-Febru-
                                                ary, 1997), Vice President and Assistant Secretary and Assistant
                                                General Counsel of the Manager and MSDW Advisors and Assistant
                                                Secretary of the Morgan Stanley Dean Witter Funds.

Michael P. Reilly (35) .......................  Managing Director of the Sub-Advisor, Trust Company of the West
Vice President                                  and TCW Asset Management Company.
865 South Figueroa Street
Los Angeles, California

Thomas F. Caloia (53) ........................  First Vice President and Assistant Treasurer of the Investment
Treasurer                                       Manager, the Distributer and MSDW Services Company; Treasurer of
Two World Trade Center                          the Morgan Stanley Dean Witter Funds and Discover Brokerage Index
New York, New York                              Series.


------------
*Denotes Trustees who are "interested persons" of the Fund as defined by the Investment Company Act.


    In addition, RONALD E. ROBISON, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and MSDW Services Company and ROBERT S. GIAMBRONE, Senior Vice President of the Investment Manager, MSDW Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent are Vice Presidents of the Fund.

    In addition, FRANK BRUTTOMESSO, MARILYN K. CRANNEY, LOU ANNE D. MCINNIS, CARSTEN OTTO and RUTH ROSSI, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, and TODD LEBO, Vice President and Assistant General Counsel of the Investment Manager and MSDW Services Company, are Assistant Secretaries of the Fund.



    INDEPENDENT TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Morgan Stanley Dean Witter Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' Boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. All of the Independent Trustees serve as members of the Audit Committee. In addition, three of the Trustees, including two Independent Trustees, serve as members of the Derivatives Committee and the Insurance Committee.



    The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the Board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have a Rule 12b-1 plan.


    The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of the services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full Board.

    The Board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.

    Finally, the Board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.


    ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT TRUSTEES FOR TCW/DW FUNDS. The Independent Trustees and the Funds' management believe that having the same Independent Trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as Independent Trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all Fund Boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of Independent Trustees, of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Morgan Stanley Dean Witter Funds.


    TRUSTEE AND OFFICER INDEMNIFICATION. The Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

C. COMPENSATION


    The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750, and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a Committee meeting, or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager, the Sub-Advisor or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee. Dr. Johnson serves as the Chairman of the Audit Committee.



    At their June 8, 1999 meeting, shareholders elected or re-elected, as appropriate, the following eight individuals to the Fund's Board of Trustees to serve for indefinite terms: Michael Bozic, Charles A. Fiumefreddo, Edwin Jacob
(Jake) Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Michael E. Nugent, Philip
J. Purcell and John L. Schroeder. Messrs. Fiumefreddo, Johnson, Nugent and Schroeder previously served as Trustees of the Fund and were previously elected by shareholders. Messrs. Bozic, Garn, Hedien and Purcell previously held directorships or trusteeships with the other Morgan Stanley Dean Witter Funds and were elected to replace Messrs. Argue, DeMartini, Larkin and Stern who resigned as Trustees. Messrs. Bozic, Garn, Hedien and Purcell commenced service at the time the new Investment Management Agreement took effect on June 25, 1999. Prior to the effectiveness of the election of Messrs. Bozic, Garn, Hedien and Purcell and the resignation of Messrs. Argue, DeMartini, Larkin and Stern, the Fund paid each Independent Trustee an annual fee of $2,225 plus a per meeting fee of $200 for meetings of the Board of Trustees or committees of the Board attended by the Trustee. The fee paid by the Fund to the Chairman of the Audit Committee and the Chairman of the Independent Trustees remained unchanged.


    The following table illustrates the compensation that the Fund paid to its Independent Trustees for the fiscal year ended January 31, 1999.

                               FUND COMPENSATION

                                    AGGREGATE
                                   COMPENSATION
                                     FROM THE
NAME OF INDEPENDENT TRUSTEE            FUND
---------------------------        ------------
John C. Argue..............         $5,600
Dr. Manuel H. Johnson......          5,600
Michael E. Nugent..........          5,600
John L. Schroeder..........          5,800


    At such time as the Fund has paid fees to the Independent Trustees for a full fiscal year at the lower current compensation rates set forth above, and assuming that during such fiscal year the Fund holds the same number of meetings of the Board, the Independent Trustees and the Committees as were held by the other Morgan Stanley Dean Witter Funds during the calendar year ended December 31, 1998, it is estimated that the compensation paid to each Independent Trustee during such fiscal year will be $1,650 and an additional $750 to Dr. Johnson who serves as Chairman of the Audit Committee.



    The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1998 for services to the 90 Morgan Stanley Dean Witter that were in operation at December 31, 1998. No compensation was paid to the Fund's Independent Trustees by Discover Brokerage Index Series for the calendar year ended December 31, 1998.

            CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS



                                   TOTAL CASH
                                  COMPENSATION
                                  FOR SERVICES
                                       TO
                                   85 MORGAN
NAME OF                           STANLEY DEAN
INDEPENDENT TRUSTEE               WITTER FUNDS
------------------------          ------------
Michael Bozic...........           $120,150
Edwin J. Garn...........            132,450
Wayne E. Hedien.........            132,350
Dr. Manuel H. Johnson...            155,681
Michael E. Nugent.......            159,731
John L. Schroeder.......            160,731



    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, 55 of the Morgan Stanley Dean Witter Funds, not including the Fund, have adopted a retirement program under which an Independent Trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an Independent Director or Trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such Trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.


    Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an Independent Director or Trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are accrued as expenses on the books of the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.


    The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the 55 Morgan Stanley Dean Witter Funds not including the Fund for the year ended December 31, 1998, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the 55 Morgan Stanley Dean Witter Funds as of December 31, 1998.


         RETIREMENT BENEFITS FROM ALL MORGAN STANLEY DEAN WITTER FUNDS


                                FOR ALL ADOPTING FUNDS
                              ---------------------------
                               ESTIMATED
                                CREDITED                              RETIREMENT
                                 YEARS        ESTIMATED                BENEFITS               ESTIMATED ANNUAL
                               OF SERVICE     PERCENTAGE              ACCRUED AS               BENEFITS UPON
                                   AT             OF                   EXPENSES                RETIREMENT(2)
NAME OF                        RETIREMENT      ELIGIBLE                 BY ALL                    FROM ALL
INDEPENDENT TRUSTEE           (MAXIMUM 10)   COMPENSATION           ADOPTING FUNDS             ADOPTING FUNDS
----------------------------  ------------   ------------           --------------           ------------------
Michael Bozic...............       10           60.44%               $22,377                  $52,250
Edwin J. Garn...............       10           60.44                 35,225                   52,250
Wayne E. Hedien.............        9           51.37                 41,979                   44,413
Dr. Manuel H. Johnson.......       10           60.44                 14,047                   52,250
Michael E. Nugent...........       10           60.44                 25,336                   52,250
John L. Schroeder...........        8           50.37                 45,117                   44,343


------------------------

(1) An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.

(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote 1 above.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------


    The following owned 5% or more of the outstanding shares of Class A on June 10, 1999: Resources Trust Co. Trust IRA u/a dated 01/12/95 for the benefit of Robert A Lincoln, P.O. Box 5900, Denver, CO 80217-5900--5.61% and Dean Witter Reynolds Custodian for Raymond E Dutcher IRA Standard/Rollover dated 06/01/87, 1909 Hill Top Road, Raleigh, NC--5.02%. The following owned 5% or more of the outstanding shares of Class C on June 1, 1999: Dean Witter Reynolds Custodian for Dr. Young D. Kong, FBO Young D. Kong MD, VIP plus PFT Sharing, Ocean Grove, New Jersey 07756--10.55%. The following owned 5% or more of the outstanding shares of Class D on June 10, 1999: Morgan Stanley Dean Witter Advisors Inc.
Attn: Maurice Bendrihem, Two World Trade Center, 70th Floor, New York, New York 10048-0203--99.8%.


    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.

V. MANAGEMENT, INVESTMENT ADVICE AND OTHER SERVICES
--------------------------------------------------------------------------------


A. INVESTMENT MANAGER AND SUB-ADVISOR



    The Investment Manager to the Fund is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048. The Investment Manager is a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.



    The Sub-Advisor is TCW Funds Management, Inc., a wholly-owned subsidiary of TCW, whose direct and indirect subsidiaries provide a variety of trust, investment management and investment advisory services. The Sub-Advisor is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. Robert A. Day, who is Chairman of the Board of Directors of TCW, may be deemed to be a control person of the Sub-Advisor by virtue of the aggregate ownership by Mr. Day and his family of more than 25% of the outstanding voting stock of TCW. The Sub-Advisor was retained to provide sub-advisory services to the Fund effective June 28, 1999.



    Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services, manage its business affairs and supervise the investment of Fund's assets. The Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% of the portion of daily net assets not exceeding $500 million; and 0.72% of the portion of daily net assets exceeding $500 million. The management fee is allocated among the Classes pro rata based on the net assets of the Fund attributable to each Class. The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for the Fund.



    Under a Sub-Advisory Agreement (the "SUB-ADVISORY AGREEMENT") between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. The Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of the Investment Manager's fee.



    Prior to June 28, 1999, the Fund was managed by MSDW Services Company, pursuant to a management agreement between the Fund and MSDW Services Company and was advised by TCW Funds Management, Inc. pursuant to an advisory agreement between the Fund and TCW Funds Management, Inc. As part of an overall consolidation of the TCW/DW Family of Funds and the Morgan

Stanley Dean Witter Family of Funds, the Fund's Board of Trustees recommended on February 25, 1999 and shareholders of the Fund approved on June 8, 1999 the Investment Management Agreement between the Fund and the Investment Manager. The Board also recommended and shareholders also approved the Sub-Advisory Agreement between the Investment Manager and TCW Funds Management, Inc. The fee rate under the Management Agreement with the Investment Manager is identical to the total aggregate fee rate in effect under the previous management and advisory agreements. For the fiscal years ended July 31, 1997, 1998 and 1999, Services Company accrued total compensation under the old management agreement in the amounts of $1,930,277, $2,394,923 and $1,476,124, respectively. For the same periods, TCW Funds Management, Inc. accrued total compensation in its capacity of adviser to the Fund in the amounts of $1,286,852, $1,596,615 and $984,082, respectively.



B. PRINCIPAL UNDERWRITER



    The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, the Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Dean Witter Reynolds, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW.


    The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. These expenses include the payment of commissions for sales of the Fund's shares and incentive compensation to Financial Advisors. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

    The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.


C. SERVICES PROVIDED BY THE INVESTMENT MANAGER, THE SUB-ADVISOR AND FUND EXPENSES PAID BY THIRD PARTIES



    The Investment Manager supervises the investment of the Fund's assets. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously oversee the management of the assets of the Fund in a manner consistent with its investment objective.



    Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

    Pursuant to the Sub-Advisory Agreement, the Sub-Advisor has been retained, subject to the overall supervision of the Investment Manager, to continuously furnish investment advice concerning individual security selections, asset allocations and overall economic trends.



    Expenses not expressly assumed by the Investment Manager or the Sub-Advisor under the Management Agreement and the Sub-Advisory Agreement or by the Distributor, will be paid by the Fund. These expenses will be allocated among the four Classes of shares pro rata based on the net assets of the Fund attributable to each Class, except as described below. Such expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or the Sub-Advisor or any corporate affiliate of either; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager or the Sub-Advisor (not including compensation or expenses of attorneys who are employees of the Investment Manager or the Sub-Advisor); fees and expenses of the Fund's independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation. The 12b-1 fees relating to a particular Class will be allocated directly to that Class. In addition, other expenses associated with a particular Class (except advisory or custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class and the direct allocation to that Class is approved by the Trustees.



    The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.



    The Management Agreement will remain in effect from year to year, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees who are not parties to the Management Agreement or the Sub-Advisory Agreement or are "independent Trustees," which votes must be cast in person at a meeting called for the purpose of voting on such approval.



D. DEALER REALLOWANCES


    Upon notice to selected broker-dealers, the Distributor may reallow up to the full applicable front-end sales charge during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such selected broker-dealers may be deemed to be underwriters as that term is defined in the Securities Act.


E. RULE 12b-1 PLAN


    The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act (the "Plan") pursuant to which each Class, other than Class D, pays the Distributor compensation accrued daily and payable monthly at the following annual rates: 0.25% and 1.0% of the average daily net assets of Class A and Class C, respectively, and, with respect to Class B, 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's Class B shares since the inception of the Fund (not including reinvestment of dividends or capital gains distributions), less the average daily aggregate net asset value of the Fund's Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the average daily net assets of Class B shares.

    The Distributor also receives the proceeds of front-end sales charges ("FSCs") and of contingent deferred sales charges ("CDSCs") imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan. The Distributor has informed the Fund that it and/or Dean Witter Reynolds received the proceeds of CDSCs and FSCs, for the last three fiscal years ended January 31, in approximate amounts as provided in the table below (the Distributor did not retain any of these amounts).

                                           1999                1998               1997
                                     -----------------  ------------------  ----------------
Class A............................  FSCs:(1) $  1,799  FSCs:   $    6,000  FSCs:    N/A(2)
                                     CDSCs:   $      2  CDSCs:  $        0  CDSCs:   N/A(2)
Class B............................  CDSCs:   $916,003  CDSCs:  $1,105,599  CDSCs:  $997,000
Class C............................  CDSCs:   $  2,365  CDSCs:  $      339  CDSCs:   N/A(2)

------------------------

(1)  FSCs apply to Class A only.

(2)  This Class commenced operations on July 28, 1997.

    The Distributor has informed the Fund that the entire fee payable by Class A and a portion of the fees payable by each of Class B and Class C each year pursuant to the Plan equal to 0.25% of such Class' average daily net assets are currently each characterized as a "service fee" under the Rules of the National Association of Securities Dealers, Inc. (of which the Distributor is a member). The "service fee" is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class, if any, is characterized as an "asset-based sales charge" as such is defined by the Rules of the Association.


    Under the Plan and as required by Rule 12b-1, the Trustees receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. Class B shares of the Fund accrued amounts payable to the Distributor under the Plan, during the fiscal year ended January 31, 1999, of $1,960,820. This amount is equal to 1.00% of the average daily net assets of Class B for the fiscal year and was calculated pursuant to Clause (b) of the compensation formula under the Plan. For the fiscal year ended January 31, 1999, Class A and Class C shares of the Fund accrued payments under the Plan amounting to $213 and $6,369, respectively, which amounts are equal to 0.23% and 1.00% of the average daily net assets of Class A and Class C, respectively, for the fiscal year.


    The Plan was adopted in order to permit the implementation of the Fund's method of distribution. Under this distribution method the Fund offers four Classes, each with a different distribution arrangement.

    With respect to Class A shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from proceeds of the FSC, commissions for the sale of Class A shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value of the respective accounts for which they are the Financial Advisors or dealers of record in all cases. On orders of $1 million or more (for which no sales charge was paid) or net asset value purchases by employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which the Transfer Agent serves as Trustee or Dean Witter Reynolds Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement ("MSDW Eligible Plans"), MSDW Advisors compensates Financial Advisors by paying them, from its own funds, a gross sales credit of 1.0% of the amount sold.

    With respect to Class B shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class B shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value (not including reinvested dividends or distributions) of the amount sold in all cases. In the case of Class B shares purchased on or after July 28, 1997 by MSDW Eligible Plans, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, a gross sales credit of 3.0% of the amount sold.

    With respect to Class C shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class C shares, currently a gross sales credit of up to 1.0% of the amount sold and an annual residual commission, currently up to 1.0% of the current value of the respective accounts for which they are the Financial Advisors of record.


    With respect to Class D shares other than shares held by participants in MSDW Advisors' mutual fund asset allocation program, the MSDW Advisors compensates Dean Witter Reynolds' Financial Advisors by paying them, from its own funds, commissions for the sale of Class D shares, currently a gross sales credit of up to 1.0% of the amount sold. There is a chargeback of 100% of the amount paid if the Class D shares are redeemed in the first year and a chargeback of 50% of the amount paid if the Class D shares are redeemed in the second year after purchase. The Investment Manager also compensates Dean Witter Reynolds' Financial Advisors by paying them, from its own funds, an annual residual commission, currently up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record (not including accounts of participants in MSDW Advisors' mutual fund asset allocation program).


    The gross sales credit is a charge which reflects commissions paid by Dean Witter Reynolds to its Financial Advisors and Dean Witter Reynolds' Fund-associated distribution-related expenses, including sales compensation, and overhead and other branch office distribution-related expenses including (a) the expenses of operating Dean Witter Reynolds' branch offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies; (b) the costs of client sales seminars; (c) travel expenses of mutual fund sales coordinators to promote the sale of Fund shares; and (d) other expenses relating to branch promotion of Fund sales.

    The distribution fee that the Distributor receives from the Fund under the Plan, in effect, offsets distribution expenses incurred under the Plan on behalf of the Fund and, in the case of Class B shares, opportunity costs, such as the gross sales credit and an assumed interest charge thereon ("carrying charge"). In the Distributor's reporting of the distribution expenses to the Fund, in the case of Class B shares, such assumed interest (computed at the "broker's call rate") has been calculated on the gross credit as it is reduced by amounts received by the Distributor under the Plan and any contingent deferred sales charges received by the Distributor upon redemption of shares of the Fund. No other interest charge is included as a distribution expense in the Distributor's calculation of its distribution costs for this purpose. The broker's call rate is the interest rate charged to securities brokers on loans secured by exchange-listed securities.

    The Fund is authorized to reimburse expenses incurred or to be incurred in promoting the distribution of the Fund's Class A and Class C shares and in servicing shareholder accounts. Reimbursement will be made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.25%, in the case of Class A, and 1.0%, in the case of Class C, of the average net assets of the respective Class during the month. No interest or other financing charges, if any, incurred on any distribution expenses on behalf of Class A and Class C will be reimbursable under the Plan. With respect to Class A, in the case of all expenses other than expenses representing the service fee, and, with respect to Class C, in the case of all expenses other than expenses representing a gross sales credit or a residual to Financial Advisors and other authorized financial representatives, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including, a majority of the Independent Trustees. Expenses representing the service fee (for Class A) or a gross sales credit or a residual to Financial Advisors and other authorized financial representatives (for Class C) may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be reimbursed by the Fund, the Distributor will provide and the Trustees will review a quarterly budget of projected distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees will determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's Class A and Class C shares.

    Each Class paid 100% of the amounts accrued under the Plan with respect to that Class for the fiscal year ended January 31, 1999 to the Distributor. The Distributor and Dean Witter Reynolds estimate that they have spent, pursuant to the Plan, $41,025,810 on behalf of Class B since the inception of the Plan. It is estimated that this amount was spent in approximately the following ways: (i) 6.60% ($2,707,050)-- advertising and promotional expenses; (ii) 0.62% ($254,170)--printing and mailing of prospectuses for distribution to other than current shareholders; and (iii) 92.78% ($38,064,590)--other expenses, including the gross sales credit and the carrying charge, of which 13.12% ($4,993,616) represents carrying charges, 35.53% ($13,526,028) represents commission credits to Dean Witter Reynolds branch offices and other selected broker-dealers for payments of commissions to Financial Advisors and other authorized financial representatives, and 51.35% ($19,544,946) represents overhead and other branch office distribution-related expenses. The amounts accrued by Class A and a portion of the amounts accrued by Class C under the Plan during the fiscal year ended January 31, 1999 were service fees. The remainder of the amounts accrued by Class C were for expenses which relate to compensation of sales personnel and associated overhead expenses.

    In the case of Class B shares, at any given time, the expenses of distributing shares of the Fund may be more or less than the total of (i) the payments made by the Fund pursuant to the Plan; and (ii) the proceeds of CDSCs paid by investors upon redemption of shares. For example, if $1 million in expenses in distributing Class B shares of the Fund had been incurred and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. The Distributor has advised the Fund that in the case of Class B shares the excess distribution expenses, including the carrying charge designed to approximate the opportunity costs incurred by Dean Witter Reynolds which arise from it having advanced monies without having received the amount of any sales charges imposed at the time of sale of the Fund's Class B shares, totaled $19,612,473 as of January 31, 1999 (the end of the Fund's fiscal year), which was equal to 18.56% of the net assets of Class B on such date. Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses with respect to Class B shares or any requirement that the Plan be continued from year to year, this excess amount does not constitute a liability of the Fund. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs.

    In the case of Class A and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. The Distributor has advised the Fund that there were no such expenses that may be reimbursed in the subsequent calender year. No interest or other financing charges will be incurred on any Class A or Class C distribution expenses incurred by the Distributor under the Plan or on any unreimbursed expenses due to the Distributor pursuant to the Plan.

    No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Manager, Dean Witter Reynolds, MSDW Advisors or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.

    On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether the Plan should be continued. Prior to approving the last continuation of the Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Trustees considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated; (2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that: (a) the Plan is essential in order to give Fund investors a choice of alternatives for payment of distribution and service charges and to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and (b) without the compensation to individual brokers and the reimbursement of distribution and account maintenance expenses of Dean Witter Reynolds' branch offices made possible by the 12b-1 fees, Dean Witter Reynolds could not establish and maintain an effective system for distribution, servicing of Fund shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the Fund and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Trustees' quarterly review of the Plan, they will consider its continued appropriateness and the level of compensation provided therein.

    The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the affected Class or Classes of the Fund, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company
Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.


F. OTHER SERVICE PROVIDERS


(1) TRANSFER AGENT/DIVIDEND-PAYING AGENT

    Morgan Stanley Dean Witter Trust FSB is the Transfer Agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311.

(2) CUSTODIAN AND INDEPENDENT ACCOUNTANTS

    The Bank of New York, 90 Washington Street, New York, New York 10286, is the Custodian of the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.

PricewaterhouseCoopers LLP serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.

(3) AFFILIATED PERSONS


    The Transfer Agent is an affiliate of the Investment Manager, and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund and is reimbursed for its out-of-pocket expenses in connection with such services.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS


    Subject to the general supervision of the Trustees, the Investment Manager and/or Sub-Advisor is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion, the Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.


    For the fiscal years ended January 31, 1997, 1998 and 1999, the Fund paid a total of $561,946, $600,660 and $591,538, respectively, in brokerage commissions.

B. COMMISSIONS

    Consistent with the policy described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

    During the fiscal years ended January 31, 1997, 1998 and 1999 there were no brokerage fees paid to Dean Witter Reynolds. During the period June 1, 1997 through January 31, 1998 and during the fiscal year ended January 31, 1999, the Fund paid a total of $3,901 and $13,262, respectively, in brokerage commissions to Morgan Stanley & Co., which broker-dealer became an affiliate of the Manager on May 31, 1997 upon consummation of the merger of Dean Witter, Discover & Co. with Morgan Stanley Group Inc. During the fiscal year ended January 31, 1999, the brokerage commissions paid to Morgan Stanley & Co. represented approximately 2.24% of the total brokerage commissions paid by the Fund for this period and were paid on account of transactions having an aggregate dollar value equal to approximately 2.25% of the aggregate dollar value of all portfolio transactions of the Fund during the year for which commissions were paid.

C. BROKERAGE SELECTION


    The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Investment Manager and/or Sub-Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Manager and/or Sub-Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. These determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.


    In seeking to implement the Fund's policies, the Investment Manager and Sub-Advisor effects transactions with those brokers and dealers who the Investment Manager and/or Sub-Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager and/or Sub-Advisor believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager and Sub-Advisor. Such services may include, but are not limited to, any one or more of the following: reports on industries and companies, economic analyses and review of business conditions, portfolio strategy, analytic computer software, account performance services, computer terminals and various trading and/ or quotation equipment. They also include advice from broker-dealers as to the value of securities, availability of securities, availability of buyers, and availability of sellers. In addition, they include recommendations as to purchase and sale of individual securities and timing of such transactions. The information and services received by the Investment Manager and/or Sub-Advisor from brokers and dealers may be of benefit to the Investment Manager and/or Sub-Advisor in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly.



    The Investment Manager and Sub-Advisor currently serves as investment advisors to a number of clients, including other investment companies, and may in the future act as investment advisor to others. It is the practice of the Investment Manager and Sub-Advisor to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager utilizes a pro rata allocation process based on the size of the funds involved and the number of shares available from the public offering.


D. DIRECTED BROKERAGE

    During the fiscal year ended January 31, 1999, the Fund paid $579,813 in brokerage commissions in connection with transactions in the aggregate amount of $167,721,535 to brokers because of research services provided.

E. REGULAR BROKER-DEALERS

    During the fiscal year ended January 31, 1999, the Fund did not purchase securities issued by brokers or dealers that were among the ten brokers or the ten dealers that executed transactions for or with the Fund in the largest dollar amounts during the year.

VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------

    The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. In addition, Class B shareholders will have the right to vote on any proposed material increase in Class A's expenses, if such proposal is submitted separately to Class A shareholders. Also, Class A, Class B and Class C bear expenses related to the distribution of their respective shares.

    The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the PROSPECTUS.


    The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees or by the shareholders. In addition, under certain circumstances the shareholders may call a meeting to remove Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.


    Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

    The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund. Under certain circumstances the Trustees may be removed by action of the Trustees. The shareholders also have the right under certain circumstances to remove the Trustees in accordance with the provisions of Section 16(c) of the Investment Company Act of 1940. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

A. PURCHASE/REDEMPTION OF SHARES

    Information concerning how Fund shares are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's PROSPECTUS.


    TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Fund shares, the application of proceeds to the purchase of new shares in the Fund or any other Morgan Stanley Dean Witter Fund and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.


    The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other continuously offered Morgan Stanley Dean Witter Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transaction pursuant to the exchange privilege.


    TRANSFERS OF SHARES. In the event a shareholder requests a transfer of Fund shares to a new registration, the shares will be transferred without sales charge at the time of transfer. With regard to the status of shares which are either subject to the CDSC or free of such charge (and with regard to the length of time shares subject to the charge have been held), any transfer involving less than all of the shares in an account will be made on a pro rata basis (that is, by transferring shares in the same proportion that the transferred shares bear to the total shares in the account immediately prior to the transfer). The transferred shares will continue to be subject to any applicable CDSC as if they had not been so transferred.

EXCHANGING SHARES OF CLASSES WITH A CDSC

    When exchanging shares of a Class of the Fund that imposes a CDSC, shares that are not subject to a CDSC because they were (i) purchased more than one year ago (for Class A and Class C) or six years ago (for Class B) or (ii) acquired through reinvestment of dividends or distributions (all such shares referred to as "Free Shares") will be exchanged first. After exchanging such Free Shares the shares subject to a CDSC that were held the longest will be exchanged next. Shares purchased during the same month are deemed to be held for the same length of time. (For shares held for the same length of time but subject to different CDSC rates, the shares with the lower CDSC rate will be exchanged first.) When exchanging shares subject to a CDSC, you should know that the CDSC rate will be calculated on such exchanged shares based on the lesser of: (a) the purchase price of those shares; or (b) their current net asset value at the time of the exchange. Accordingly, any appreciation in value on such exchanged shares are not subject to a CDSC. When exchanging a portion of shares deemed to be held for the same length of time, shares representing any appreciation in value (and therefore, such shares will not be subject to any CDSC) will be exchanged first.

B. OFFERING PRICE

    The Fund's Class B, Class C and Class D shares are offered at net asset value per share and the Class A shares are offered at net asset value per share plus any applicable FSC which is distributed among the Fund's distributor, Dean Witter Reynolds and other authorized dealers as described in Section "V. Management, Investment Advice and Other Services--F. Rule 12b-1 Plan." The price of Fund shares, called "net asset value," is based on the value of the Fund's portfolio securities. Net asset value per share of each Class is calculated by dividing the value of the portion of the Fund's securities and other assets attributable to that Class, less the liabilities attributable to that Class, by the number of shares of that Class outstanding. The assets of each Class of shares are invested in a single portfolio. The net asset value of each Class, however, will differ because the Classes have different ongoing fees.


    In the calculation of the Fund's net asset value: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other stock exchange is valued at its latest sale price on that exchange, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price. When market quotations are not readily available, including circumstances under which it is determined by the Investment Manager or Sub-Advisor that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange.

    Short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees.

    Certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

    Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of the Fund's net asset value. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

    Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they will be valued at the mean between their latest bid and asked prices. Unlisted options on debt securities and all options on equity securities are valued at the mean between their latest bid and asked prices. Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

IX. TAXATION OF THE FUND AND SHAREHOLDERS
--------------------------------------------------------------------------------

    The Fund generally will make two basic types of distributions: ordinary dividends and long-term capital gain distributions. These two types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of the Fund will affect the amount and timing and character of the distributions made by the Fund. Tax issues relating to the Fund are not generally a consideration for shareholders such as tax exempt entities and tax-advantaged retirement vehicles such as an IRA or 401(k) plan. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

    INVESTMENT COMPANY TAXATION. The Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.

    The Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. The Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, the Fund may instead determine to retain all or part of any net long-term capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained gains.

    Gains or losses on sales of securities by the Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term gains or losses.

    Under certain tax rules, the Fund may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Fund receives no payments in cash on the security during the year. To the extent that the Fund invests in such securities, it would be required to pay out such accrued discount as an income distribution in each year in order to avoid taxation at the Fund level. Such distributions will be made from the available cash of the Fund or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Adviser will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

    TAXATION OF DIVIDENDS AND DISTRIBUTIONS. Shareholders normally will have to pay federal income taxes, and any state and/or local income taxes, on the dividends and other distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash.

    Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. The Taxpayer Relief Act of 1997 reduced the maximum tax on long-term capital gains applicable to individuals from 28% to 20%.

    Shareholders are generally taxed on any ordinary dividend or capital gain distributions from the Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.

    Subject to certain exceptions, a corporate shareholder may be eligible for a 70% dividends received deduction to the extent that the Fund earns and distributes qualifying dividends from its investments. Distributions of net capital gains by the Fund will not be eligible for the dividends received deduction.

    Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Fund of investment income and short term capital gains.

    After the end of each calendar year, shareholders will be sent full information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and the amount of any dividends eligible for the federal dividends received deduction for corporations.

    PURCHASES AND REDEMPTIONS AND EXCHANGES OF FUND SHARES. Any dividend or capital gains distribution received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, such dividends and capital gains distributions are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a distribution record date.

    In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less will, for tax purposes, generally result in short-term gains or losses and those held for more than one year generally result in long-term gain or loss. Any loss realized by shareholders upon a redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period.

    Gain or loss on the sale or redemption of shares in the Fund is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.


    Exchanges of Fund shares for shares of any other continuously offered Morgan Stanley Dean Witter Fund are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first fund, followed by the purchase of shares in the second fund.


    If a shareholder realizes a loss on the redemption or exchange of a fund's shares and reinvests in that fund's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.

X. UNDERWRITERS
--------------------------------------------------------------------------------

    The Fund's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plans".

XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------


    From time to time, the Fund may quote its "total return" in advertisements and sales literature. These figures are computed separately for Class A, Class B, Class C and Class D shares. The Fund's "average annual total return" represents an annualization of the Fund's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of operations, if shorter than any of the foregoing. The ending redeemable value is reduced by any contingent deferred sales charge ("CDSC") at the end of the one, five, ten year or other period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment (which in the case of Class A shares is reduced by the Class A initial sales charge), taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result. Based on this calculation the average annual total returns for Class B for the one year and the life of the Fund (which commenced on December 30, 1992) periods ended January 31, 1999 were -43.11% and -4.57%, respectively. The average annual total returns of Class A for the fiscal year ended January 31, 1999 and for the period July 28, 1997 (inception of the Class) through January 31, 1999 were -42.79% and -40.50%, respectively. The average annual total returns of Class C for the fiscal year ended January 31, 1999 and for the period July 28, 1997 (inception of the Class) through January 31, 1999 were -40.76% and -38.84%, respectively. The average annual total returns of Class D for the fiscal year ended January 31, 1999 and for the period July 28, 1997 (inception of the Class) through January 31, 1999 were -39.56% and -38.22%, respectively.


    In addition, the Fund may advertise its total return for each Class over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. These calculations may or may not reflect the imposition of the maximum front-end sales charge for Class A or the deduction of the CDSC for each of Class B and Class C which, if reflected, would reduce the performance quoted. For example, the average annual total return of the Fund may be calculated in the manner described above, but without deduction for any applicable sales charge. Based on this calculation, the average annual total returns of Class B for the one year, and the life of the Fund (which commenced on December 30, 1992) periods ended January 31, 1999 were -40.12% and -4.57%, respectively. The average annual total returns of Class A for the fiscal year ended January 31, 1999 and for the period July 28, 1997 through January 31, 1999 were -39.62% and -38.33%, respectively. The average annual total returns of Class C for the fiscal year ended January 31, 1999 and for the period July 28, 1997 through January 31, 1999 were -40.17% and -38.84%, respectively. The average annual total returns of Class D for the fiscal year ended January 31, 1999 and for the period July 28, 1997 through January 31, 1999 were -39.56% and -38.22%, respectively.



    In addition, the Fund may compute its aggregate total return for each Class for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value (without reduction for any sales charge) by the initial $1,000 investment and subtracting 1 from the result. Based on their foregoing calculation, the total returns for Class B for the one year five year and the life of the Fund (which commenced on December 30, 1992) periods ended January 31, 1999 were -40.12%, -53.64% and -24.80%, respectively. The total returns of Class A for the fiscal year ended January 31, 1999 and for the period July 28, 1997 through January 31, 1999 were -39.62% and -51.84%, respectively. The total returns of Class C for the fiscal year ended January 31, 1999 and for the period July 28, 1997 through January 31, 1999 were -40.17% and -52.43%, respectively. The total returns of Class D for the fiscal year ended January 31, 1999 and for the period July 28, 1997 through January 31, 1999 were -39.56% and -51.71%, respectively.


    The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in each Class of shares of the Fund by adding 1 to the Fund's aggregate total return to date (expressed as a decimal and without taking into account the effect of any applicable CDSC) and multiplying by $9,475, $48,000 and $97,000 in the case of Class A (investments of $10,000, $50,000 and $100,000 adjusted for the initial sales charge) or by $10,000, $50,000 and $100,000 in the case of each of Class B, Class C and Class D, as the case may be. Investments of $10,000, $50,000 and $100,000 in each Class at inception of the Class would have declined to the following amounts at January 31, 1999:

                               INVESTMENT AT INCEPTION OF:
                INCEPTION    -------------------------------
CLASS             DATE:      $10,000    $50,000     $100,000
------------    ---------    -------    --------    --------
Class A.....      7/28/97     $4,563     $23,117     $46,715
Class B.....     12/30/92      7,520      37,600      75,200
Class C.....      7/28/97      4,757      23,785      47,570
Class D.....      7/28/97      4,829      24,145      48,290


    The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by recognized organizations.


XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    EXPERTS. The financial statements of the Fund for the fiscal year ended January 31, 1999 included in this STATEMENT OF ADDITIONAL INFORMATION and incorporated by reference in the PROSPECTUS are included herein in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                                     *****

    This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENT the Fund has filed with the SEC. The complete REGISTRATION STATEMENT may be obtained from the SEC.

TCW/DW LATIN AMERICAN GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1999

 NUMBER OF
   SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
              COMMON AND PREFERRED STOCKS (84.6%)
              ARGENTINA (12.9%)
              ALCOHOLIC BEVERAGES
      92,200  Quilmes Industrial S.A. (ADR).......................................................  $    737,600
                                                                                                    ------------
              BANKING
      80,598  Banco de Galicia y Buenos Aires S.A. de C.V. (ADR)..................................       906,728
      58,950  Banco Frances del Rio de La Plato S.A. (ADR)........................................       921,094
                                                                                                    ------------
                                                                                                       1,827,822
                                                                                                    ------------
              INTEGRATED OIL COMPANIES
     145,474  Yacimentos Petroliferos Fiscales S.A. (ADR).........................................     4,636,984
                                                                                                    ------------
              MULTI-SECTOR COMPANIES
     709,774  Perez Companc S.A. (Class B)........................................................     2,893,457
                                                                                                    ------------
              OIL/GAS TRANSMISSION
      63,700  Transportadora de Gas del Sur S.A. (ADR)............................................       609,131
                                                                                                    ------------
              STEEL/IRON ORE
     152,280  Siderar S.A.I.C. (Class A)..........................................................       220,892
                                                                                                    ------------
              TELECOMMUNICATIONS
      52,140  Telecom Argentina Stet - France Telecom S.A. (ADR)..................................     1,238,325
      63,135  Telefonica de Argentina S.A. (ADR)..................................................     1,558,645
                                                                                                    ------------
                                                                                                       2,796,970
                                                                                                    ------------

              TOTAL ARGENTINA.....................................................................    13,722,856
                                                                                                    ------------
              BRAZIL (21.9%)
              BANKING
   3,997,156  Banco Itau S.A. (Pref.).............................................................     1,197,216
                                                                                                    ------------
              BUILDING MATERIALS
   3,469,000  Companhia Cimento Portland Itau (Pref.).............................................       242,998
                                                                                                    ------------
              CELLULAR TELEPHONE
  49,422,000  Tele Celular Sul Participacoes S.A.*................................................        38,917
 268,758,140  Tele Celular Sul Participacoes S.A. (Pref.)*........................................       412,875

 NUMBER OF
   SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
  49,422,000  Telemig Celular Participacoes S.A.*.................................................  $     34,619
 268,758,140  Telemig Celular Participacoes S.A. (Pref.)*.........................................       190,857
  49,422,000  Telesudeste Celular Participacoes S.A.*.............................................        78,550
  40,777,469  Telesudeste Celular Participacoes S.A. (Pref.)*.....................................       118,195
                                                                                                    ------------
                                                                                                         874,013
                                                                                                    ------------
              ELECTRIC UTILITIES
     106,623  Companhia Energetica de Minas Gerais S.A. (Pref.) (ADR).............................     1,319,460
 272,800,000  Companhia Paranaense de Energia - Copel (Class B) (Pref.)...........................     1,070,114
  10,515,000  Eletropaulo Metropolitana (Pref.)...................................................       181,295
                                                                                                    ------------
                                                                                                       2,570,869
                                                                                                    ------------
              INTEGRATED OIL COMPANIES
  27,896,000  Petroleo Brasileiro S.A. (Pref.)....................................................     1,846,257
                                                                                                    ------------
              MULTI-SECTOR COMPANIES
   2,652,300  Itausa Investimentos Itau S.A. (Pref.)..............................................       896,913
                                                                                                    ------------
              OTHER METALS/MINERALS
     281,528  Companhia Vale do Rio Doce (Class A) (Pref.)........................................     4,217,480
     266,358  Companhia Vale do Rio Doce S.A. 12/31/99 (Debentures)*..............................       --
                                                                                                    ------------
                                                                                                       4,217,480
                                                                                                    ------------
              OTHER TELECOMMUNICATIONS
  49,422,000  Embratel Participacoes S.A.*........................................................       310,141
 173,348,140  Embratel Participacoes S.A. (Pref.)*................................................     1,942,839
  49,422,000  Tele Centro Sul Participacoes S.A.*.................................................       171,903
 268,758,140  Tele Centro Sul Participacoes S.A. (Pref.)*.........................................     1,791,721
  20,752,000  Tele Norte Leste Participacoes S.A.*................................................       112,281

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1999, CONTINUED

 NUMBER OF
   SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
 153,477,469  Tele Norte Leste Participacoes S.A. (Pref.)*........................................  $  1,534,775
  49,422,000  Telesp Participacoes S.A.*..........................................................       465,569
 268,758,140  Telesp Participacoes S.A. (Pref.)*..................................................     4,674,054
                                                                                                    ------------
                                                                                                      11,003,283
                                                                                                    ------------
              PAPER
  37,960,000  Votorantim Celulose e Papel S.A. (Pref.)............................................       421,778
                                                                                                    ------------

              TOTAL BRAZIL........................................................................    23,270,807
                                                                                                    ------------
              CHILE (5.2%)
              ALCOHOLIC BEVERAGES
      38,100  Vina Concha Y Toro (ADR)............................................................       928,688
                                                                                                    ------------
              BANKING
      76,040  Banco Santander Chile (ADR).........................................................     1,064,560
                                                                                                    ------------
              BEVERAGES - NON-ALCOHOLIC
      83,240  Embotelladora Andina S.A. (Series A) (ADR)..........................................     1,165,360
                                                                                                    ------------
              ELECTRIC UTILITIES
      31,020  Gener S.A. (ADR)....................................................................       418,770
                                                                                                    ------------
              FOOD CHAINS
      62,560  Distribucion Y Servicio D&S S.A. (ADR)..............................................       672,520
                                                                                                    ------------
              MAJOR PHARMACEUTICALS
      71,450  Laboratorio Chile S.A. (ADR)........................................................       857,400
                                                                                                    ------------
              TELECOMMUNICATIONS
      20,968  Compania de Telecommunicaciones de Chile S.A. (ADR).................................       427,223
                                                                                                    ------------
              TOTAL CHILE.........................................................................     5,534,521
                                                                                                    ------------

              COLOMBIA (1.9%)
              ALCOHOLIC BEVERAGES
     342,370  Bavaria S.A.........................................................................     1,256,802
                                                                                                    ------------

 NUMBER OF
   SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
              BANKING
     141,300  Banco de Bogota.....................................................................  $    397,965
      68,335  Bancolombia S.A. (ADR)..............................................................       328,862
                                                                                                    ------------
                                                                                                         726,827
                                                                                                    ------------

              TOTAL COLOMBIA......................................................................     1,983,629
                                                                                                    ------------

              MEXICO (41.2%)
              ALCOHOLIC BEVERAGES
     130,860  Fomento Economico Mexicano S.A. de C.V. (ADR).......................................     2,895,277
   2,045,600  Grupo Modelo S.A. de C.V. (Series C)................................................     4,552,732
                                                                                                    ------------
                                                                                                       7,448,009
                                                                                                    ------------
              BEVERAGES - NON-ALCOHOLIC
      82,400  Coca-Cola Femsa S.A. (ADR)..........................................................     1,035,150
                                                                                                    ------------
              BUILDING MATERIALS
     368,770  Apasco S.A. de C.V..................................................................     1,332,114
                                                                                                    ------------
              CONSUMER SUNDRIES
   1,213,300  Kimberly-Clark de Mexico S.A. de C.V. (A Shares)....................................     3,508,655
                                                                                                    ------------
              MEDIA CONGLOMERATES
     215,290  Grupo Televisa S.A. de C.V. (GDR)...................................................     5,516,806
                                                                                                    ------------
              MULTI-SECTOR COMPANIES
     253,799  Grupo Carso S.A. de C.V. (Series A1)................................................       726,428
                                                                                                    ------------
              PACKAGED FOODS
   1,938,200  Grupo Industrial Bimbo S.A. de C.V. (Series A)......................................     3,768,510
      12,740  Grupo Industrial Maseca S.A. de C.V. (ADR)..........................................       155,269
     244,600  Grupo Industrial Maseca S.A. de C.V. (B Shares).....................................       202,787
                                                                                                    ------------
                                                                                                       4,126,566
                                                                                                    ------------
              RETAIL
   5,388,918  Cifra S.A. de C.V. (Series C).......................................................     5,988,869
     791,200  Organizacion Soriana S.A. de C.V. (Series B)........................................     2,334,868
                                                                                                    ------------
                                                                                                       8,323,737
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1999, CONTINUED

 NUMBER OF
   SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
              TELECOMMUNICATIONS
     228,778  Telefonos de Mexico S.A. de C.V. (Series L) (ADR)...................................  $ 11,696,275
                                                                                                    ------------
              TOTAL MEXICO........................................................................    43,713,740
                                                                                                    ------------
              PERU (1.5%)
              BUILDING MATERIALS
     554,799  Cementos Lima, S.A..................................................................       575,347
                                                                                                    ------------
              PRECIOUS METALS
     160,369  Compania de Minas Buenaventura S.A. (B Shares)......................................       974,093
                                                                                                    ------------

              TOTAL PERU..........................................................................     1,549,440
                                                                                                    ------------

TOTAL COMMON AND PREFERRED STOCKS
(IDENTIFIED COST $100,493,613) (a)........................................................   84.6 %    89,774,993

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................   15.4      16,335,027
                                                                                            ------  -------------

NET ASSETS................................................................................  100.0 % $ 106,110,020
                                                                                            ------  -------------
                                                                                            ------  -------------

---------------------

ADR  American Depository Receipt.
GDR  Global Depository Receipt.
 *   Non-income producing security.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $10,330,116 and the aggregate gross unrealized depreciation is $21,048,736, resulting in net unrealized depreciation of $10,718,620.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JANUARY 31, 1999:

                                        UNREALIZED
CONTRACTS TO       IN       DELIVERY  APPRECIATION/
  RECEIVE     EXCHANGE FOR    DATE     DEPRECIATION
----------------------------------------------------
MXN  965,275  $    95,185   02/01/99      $  85
MXN 1,080,847 $   107,376   02/02/99       (700)
                                          -----
      Net unrealized depreciation...      $(615)
                                          -----
                                          -----

CURRENCY ABBREVIATION:

MXN        Mexican Peso.

                             SUMMARY OF INVESTMENTS

                                                                                                  PERCENT OF
INDUSTRY                                                                                VALUE     NET ASSETS
             ---------------------------------------------------------------------------------
Alcoholic Beverages................................................................  $10,371,099        9.8 %
Banking............................................................................    4,816,425        4.5
Beverages - Non-Alcoholic..........................................................    2,200,510        2.1
Building Materials.................................................................    2,150,459        2.0
Cellular Telephone.................................................................      874,013        0.8
Consumer Sundries..................................................................    3,508,655        3.3
Electric Utilities.................................................................    2,989,639        2.8
Food Chains........................................................................      672,520        0.6
Integrated Oil Companies...........................................................    6,483,241        6.1
Major Pharmaceuticals..............................................................      857,400        0.8
Media Conglomerates................................................................    5,516,806        5.2
Multi-Sector Companies.............................................................    4,516,798        4.3
Oil/Gas Transmission...............................................................      609,131        0.6
Other Metals/Minerals..............................................................    4,217,480        4.0
Other Telecommunications...........................................................   11,003,283       10.4
Packaged Foods.....................................................................    4,126,566        3.9
Paper..............................................................................      421,778        0.4
Precious Metals....................................................................      974,093        0.9
Retail.............................................................................    8,323,737        7.8
Steel/Iron Ore.....................................................................      220,892        0.2
Telecommunications.................................................................   14,920,468       14.1
                                                                                     -----------       ---
                                                                                     $89,774,993       84.6 %
                                                                                     -----------       ---
                                                                                     -----------       ---


                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                      VALUE     NET ASSETS
             ---------------------------------------------------------------------------------
Common Stocks......................................................................  $67,716,166       63.8 %
Preferred Stocks...................................................................   22,058,827       20.8
                                                                                     -----------       ---
                                                                                     $89,774,993       84.6 %
                                                                                     -----------       ---
                                                                                     -----------       ---

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1999

ASSETS:
Investments in securities, at value
  (identified cost $100,493,613)..............................................................  $ 89,774,993
Cash..........................................................................................    15,982,330
Receivable for:
    Investments sold..........................................................................     1,384,207
    Dividends.................................................................................       207,441
    Shares of beneficial interest sold........................................................        32,325
    Interest..................................................................................        27,666
Prepaid expenses and other assets.............................................................        67,477
                                                                                                ------------
     TOTAL ASSETS.............................................................................   107,476,439
                                                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased.....................................................................       602,521
    Shares of beneficial interest repurchased.................................................       372,157
    Plan of distribution fee..................................................................        96,924
    Management fee............................................................................        72,734
    Investment advisory fee...................................................................        48,489
Accrued expenses and other payables...........................................................       173,594
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     1,366,419
                                                                                                ------------
     NET ASSETS...............................................................................  $106,110,020
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $229,904,609
Net unrealized depreciation...................................................................   (10,874,590)
Net investment loss...........................................................................      (854,690)
Accumulated net realized loss.................................................................  (112,065,309)
                                                                                                ------------
     NET ASSETS...............................................................................  $106,110,020
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................       $58,091
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................         7,929
     NET ASSET VALUE PER SHARE................................................................         $7.33
                                                                                                ------------
                                                                                                ------------
     MAXIMUM OFFERING PRICE PER SHARE,
      (NET ASSET VALUE PLUS 5.54% OF NET
       ASSET VALUE)...........................................................................         $7.74
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $105,678,293
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    14,598,716
     NET ASSET VALUE PER SHARE................................................................         $7.24
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................      $368,797
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        50,934
     NET ASSET VALUE PER SHARE................................................................         $7.24
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................        $4,839
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................           658
     NET ASSET VALUE PER SHARE................................................................         $7.35
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JANUARY 31, 1999

NET INVESTMENT INCOME:

INCOME
Dividends (net of $515,400 foreign withholding tax)...........................................  $  6,516,477
Interest......................................................................................       306,528
                                                                                                ------------

     TOTAL INCOME.............................................................................     6,823,005
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................           213
Plan of distribution fee (Class B shares).....................................................     1,960,820
Plan of distribution fee (Class C shares).....................................................         6,369
Management fee................................................................................     1,476,124
Investment advisory fee.......................................................................       984,082
Transfer agent fees and expenses..............................................................       547,257
Custodian fees................................................................................       391,563
Foreign exchange provisional tax..............................................................       139,879
Shareholder reports and notices...............................................................       120,949
Professional fees.............................................................................        83,776
Registration fees.............................................................................        80,214
Trustees' fees and expenses...................................................................        31,118
Other.........................................................................................        36,594
                                                                                                ------------

     TOTAL EXPENSES...........................................................................     5,858,958
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................       964,047
                                                                                                ------------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss on:
    Investments...............................................................................   (14,274,867)
    Foreign exchange transactions.............................................................    (3,117,469)
                                                                                                ------------

     NET LOSS.................................................................................   (17,392,336)
                                                                                                ------------
Net change in unrealized appreciation/depreciation on:
    Investments...............................................................................   (69,549,574)
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies.......................................................     1,237,888
                                                                                                ------------

     NET DEPRECIATION.........................................................................   (68,311,686)
                                                                                                ------------

     NET LOSS.................................................................................   (85,704,022)
                                                                                                ------------

NET DECREASE..................................................................................  $(84,739,975)
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                           FOR THE YEAR               FOR THE YEAR
                                                              ENDED                      ENDED
                                                         JANUARY 31, 1999          JANUARY 31, 1998*
-------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)......................            $      964,047             $  (2,058,685)
Net realized gain (loss)..........................               (17,392,336)               25,945,579
Net change in unrealized appreciation.............               (68,311,686)               (8,606,911)
                                                      ----------------------     ----------------------

     NET INCREASE (DECREASE)......................               (84,739,975)               15,279,983

Net decrease from transactions in shares of
  beneficial interest.............................               (82,770,172)              (12,503,040)
                                                      ----------------------     ----------------------

     NET INCREASE (DECREASE)......................              (167,510,147)                2,776,943

NET ASSETS:
Beginning of period...............................               273,620,167               270,843,224
                                                      ----------------------     ----------------------

     END OF PERIOD
    (INCLUDING A NET INVESTMENT LOSS OF $854,690
    AND $733,256, RESPECTIVELY)...................            $  106,110,020             $ 273,620,167
                                                      ----------------------     ----------------------
                                                      ----------------------     ----------------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Latin American Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of Latin American issuers. The Fund was organized as a Massachusetts business trust on February 25, 1992 and commenced operations on December 30, 1992. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1999, CONTINUED

similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1999, CONTINUED

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays Morgan Stanley Dean Witter Services Company, Inc. (the "Manager") a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million and 0.72% to the portion of the daily net assets exceeding $500 million.

Under the terms of the Management Agreement, the Manager maintains certain of the Fund's book and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million and 0.48% to the portion of the daily net assets exceeding $500 million.

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1999, CONTINUED

Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund who are employees of the Adviser.

4. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1999, CONTINUED

distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $19,612,473 at January 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended January 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended January 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $2, $916,003 and $2,365, respectively and received $1,799 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

5. SECURITY TRANSACTIONS AND TRANSACTION WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended January 31, 1999 aggregated $50,543,050 and $144,265,887, respectively.

For the year ended January 31, 1999, the Fund incurred brokerage commissions of $13,262 with Morgan Stanley & Co., Inc., an affiliate of the Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Manager and Distributor, is the Fund's transfer agent. At January 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $370.

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1999, CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                         JANUARY 31, 1999             JANUARY 31, 1998*
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES
Sold.............................................................       14,534   $      136,263        10,002   $    142,946
Redeemed.........................................................      (15,663)        (144,192)         (944)       (11,957)
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease) - Class A................................       (1,129)          (7,929)        9,058        130,989
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................    2,410,988       25,661,963     5,890,546     80,346,802
Redeemed.........................................................  (10,363,817)    (108,304,032)   (6,955,022)   (93,949,547)
                                                                   -----------   --------------   -----------   ------------
Net decrease - Class B...........................................   (7,952,829)     (82,642,069)   (1,064,476)   (13,602,745)
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES
Sold.............................................................       27,783          283,451        72,243      1,050,903
Redeemed.........................................................      (42,306)        (403,625)       (6,786)       (92,205)
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease) -- Class C...............................      (14,523)        (120,174)       65,457        958,698
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES
Sold.............................................................      --              --                 658         10,018
                                                                   -----------   --------------   -----------   ------------
Net decrease in Fund.............................................   (7,968,481)  $  (82,770,172)     (989,303)  $(12,503,040)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 * For Class A, C, and D shares, for the period July 28, 1997, (issue date) through January 31, 1998.

7. FEDERAL INCOME TAX STATUS

At January 31, 1999, the Fund had a net capital loss carryover of approximately $96,436,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through January 31 of the following years:

                         AMOUNTS IN THOUSANDS
----------------------------------------------------------------------
         2004                    2005                    2007
----------------------  ----------------------  ----------------------
       $73,539               $     19,839             $    3,058

Capital and foreign currency losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital and foreign currency losses of approximately $11,321,000 and $855,000, respectively, during fiscal 1999.

As of January 31, 1999, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and post-October losses. The Fund had permanent book/tax differences primarily attributable to foreign currency losses, a net operating loss and tax adjustments on passive

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1999, CONTINUED

foreign investment companies sold by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $1,634,943, accumulated net investment loss was charged $1,085,481 and accumulated net realized loss was credited $2,720,424.

8. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 1999, the Fund had outstanding forward contracts to facilitate settlements of foreign currency denominated portfolio transactions.

At January 31, 1999, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan Bank N.A., the Fund's custodian.

9. SUBSEQUENT EVENT

On February 25, 1999, the Board of Trustees of the Fund recommended that the Fund engage Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"), an affiliate of the Manager, to serve as the Fund's new investment manager and that a new investment management agreement between the Fund and MSDW Advisors be submitted to shareholders for approval. Under the new agreement, MSDW Advisors would be responsible for all the services presently provided by both the Manager and the Adviser. The compensation paid to MSDW Advisors would be equal to the total compensation presently paid to both the Manager and the Adviser.

Additionally, on February 25, 1999, the Board of Trustees recommended that a new sub-advisory agreement between MSDW Advisors and the present Adviser be submitted to shareholders for approval. Under the new sub-advisory agreement, MSDW Advisors would pay the new sub-adviser monthly compensation equal to 40% of the compensation it receives under the new investment management agreement.

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                      FOR THE YEAR ENDED JANUARY 31,
                                --------------------------------------------------------------------------
                                  1999++           1998*++          1997           1996            1995
----------------------------------------------------------------------------------------------------------

CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of
 period.......................  $    12.09        $   11.47      $    9.48      $     9.35      $   16.05
                                -----------       ----------     ----------     -----------     ----------

Income (loss) from investment
 operations:
   Net investment income
   (loss).....................        0.05            (0.09)         (0.04)          (0.06)         (0.17)
   Net realized and unrealized
   gain (loss)................       (4.90)            0.71           2.03            0.19          (6.21)
                                -----------       ----------     ----------     -----------     ----------

Total income (loss) from
 investment operations........       (4.85)            0.62           1.99            0.13          (6.38)
                                -----------       ----------     ----------     -----------     ----------

Less distributions from net
 realized gain................      --               --             --              --              (0.32)
                                -----------       ----------     ----------     -----------     ----------

Net asset value, end of
 period.......................  $     7.24        $   12.09      $   11.47      $     9.48      $    9.35
                                -----------       ----------     ----------     -----------     ----------
                                -----------       ----------     ----------     -----------     ----------

TOTAL RETURN+.................      (40.12)%           5.41%         20.99%           1.39%        (40.12)%

RATIOS TO AVERAGE NET ASSETS:
Expenses......................        2.98%(1)         2.81%          2.78%           2.98%          2.87%

Net investment income
 (loss).......................        0.49%(1)        (0.64)%        (0.29)%         (0.61)%        (1.46)%

SUPPLEMENTAL DATA:

Net assets, end of period, in
 thousands....................     $105,678         $272,710       $270,843        $261,066       $294,774

Portfolio turnover rate.......          27%              30%            29%             64%           145%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                          FOR THE YEAR     FOR THE PERIOD JULY
                                                                             ENDED          28, 1997* THROUGH
                                                                        JANUARY 31, 1999     JANUARY 31, 1998
---------------------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $ 12.14                $ 15.22
                                                                             ------                 ------
Income (loss) from investment operations:
   Net investment income (loss).......................................         0.15                  (0.07)
   Net realized and unrealized loss...................................        (4.96)                 (3.01)
                                                                             ------                 ------
Total loss from investment operations.................................        (4.81)                 (3.08)
                                                                             ------                 ------
Net asset value, end of period........................................      $  7.33                $ 12.14
                                                                             ------                 ------
                                                                             ------                 ------

TOTAL RETURN+.........................................................       (39.62)%               (20.24)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.21%(3)               2.15%(2)
Net investment income (loss)..........................................         1.26%(3)              (1.04)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................          $58                   $110
Portfolio turnover rate...............................................           27%                    30%

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $ 12.10                $ 15.22
                                                                             ------                 ------
Income (loss) from investment operations:
   Net investment income (loss).......................................         0.06                  (0.12)
   Net realized and unrealized loss...................................        (4.92)                 (3.00)
                                                                             ------                 ------
Total loss from investment operations.................................        (4.86)                 (3.12)
                                                                             ------                 ------
Net asset value, end of period........................................      $  7.24                $ 12.10
                                                                             ------                 ------
                                                                             ------                 ------

TOTAL RETURN+.........................................................       (40.17)%               (20.50)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.98%(3)               2.91%(2)
Net investment income (loss)..........................................         0.49%(3)              (1.76)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $369                   $792
Portfolio turnover rate...............................................           27%                    30%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                          FOR THE YEAR      JULY 28, 1997*
                                                                             ENDED             THROUGH
                                                                        JANUARY 31, 1999   JANUARY 31, 1998
-----------------------------------------------------------------------------------------------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................      $ 12.16            $ 15.22
                                                                            -------            -------

Income (loss) from investment operations:
   Net investment income (loss).......................................         0.16              (0.04)
   Net realized and unrealized loss...................................        (4.97)             (3.02)
                                                                            -------            -------

Total loss from investment operations.................................        (4.81)             (3.06)
                                                                            -------            -------

Net asset value, end of period........................................      $  7.35            $ 12.16
                                                                            -------            -------
                                                                            -------            -------

TOTAL RETURN+.........................................................       (39.56)%           (20.11)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.98%(3)           1.86%(2)

Net investment income (loss)..........................................         1.49%(3)          (0.52)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................           $5                 $8

Portfolio turnover rate...............................................           27%                30%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF TCW/DW LATIN AMERICAN GROWTH FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TCW/DW Latin American Growth Fund (the "Fund") at January 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
MARCH 12, 1999

                        TCW/DW LATIN AMERICAN GROWTH FUND
                             (PROPOSED TO BE RENAMED
            "MORGAN STANLEY DEAN WITTER LATIN AMERICAN GROWTH FUND")

                            PART C OTHER INFORMATION

Item 23.     EXHIBITS

1(a). Declaration of Trust of the Registrant, dated February 25, 1992, is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on March 27, 1996.


1(b). Instrument Establishing and Designating Additional Classes is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on July 22, 1997.

1(c). Form of Amendment dated June 25, 1999 to the Declaration of Trust of the Registrant, to be filed herein.

2. Amended and Restated By-Laws of the Registrant, dated May 1, 1999, is incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on May 28, 1999.

3.           Not Applicable.

4(a). Form of Investment Management Agreement between the Registrant and Morgan Stanley Dean Witter Advisors Inc., dated June 28, 1999, to be filed herein.

4(b). Form of Sub-Advisory Agreement between Morgan Stanley Dean Witter Advisors Inc. and TCW Funds Management Inc., dated June 28, 1999, to be filed herein.

5(a). Amended Distribution Agreement between the Registrant and Morgan Stanley Dean Witter Distributors Inc., dated June 22, 1998, to be filed herein.

5(b). Selected Dealer Agreement between Morgan Stanley Dean Witter Distributors Inc. and Dean Witter Reynolds Inc. is incorporated by reference to Exhibit 6(b) of Post-Effective No. 4 to the Registration Statement on Form N-1A, filed on March 27, 1996.

6.           Not Applicable.

7. Custody Agreement between the Registrant and The Bank of New York is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on March 27, 1996.

8(a) Amended and Restated Transfer Agency and Service Agreement is incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on March 30,1999.

8(b). Amended and Restated Services Agreement between Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Dean Witter Services Company Inc., dated June 22, 1998, to be filed herein.

9(a). Opinion of Sheldon Curtis, Esq., dated September 14, 1992, is incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on May 28, 1999.

9(b). Opinion of Lane, Altman & Owens LLP, Massachusetts Counsel, dated September 10, 1992, is incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A, filed on May 28, 1999.

10.          Consent of Independent Accountants.

11.          Not Applicable.

12.          Not Applicable.

13. Form of Amended and Restated Plan of Distribution pursuant to Rule 12b-1 between the Registrant and Morgan Stanley Dean Witter Distributors Inc., dated June 28, 1999, to be filed herein.

14. Amended Multi-Class Plan pursuant to Rule 18f-3, dated June 22, 1998, to be filed herein.

Other Powers of Attorney of Trustees are incorporated by reference to Exhibit (Other) of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on March 27, 1996 and filed herein.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

               None

Item 25.  INDEMNIFICATION.

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

          Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

          The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

          Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

                None

Item 25.  INDEMNIFICATION.

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant.

Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

          Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

          The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

          Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

       See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.

       The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES
(1)    Morgan Stanley Dean Witter California Insured Municipal Income Trust
(2)    Morgan Stanley Dean Witter California Quality Municipal Securities
(3)    Morgan Stanley Dean Witter Government Income Trust
(4)    Morgan Stanley Dean Witter High Income Advantage Trust
(5)    Morgan Stanley Dean Witter High Income Advantage Trust II
(6)    Morgan Stanley Dean Witter High Income Advantage Trust III
(7)    Morgan Stanley Dean Witter Income Securities Inc.
(8)    Morgan Stanley Dean Witter Insured California Municipal Securities
(9)    Morgan Stanley Dean Witter Insured Municipal Bond Trust
(10)   Morgan Stanley Dean Witter Insured Municipal Income Trust
(11)   Morgan Stanley Dean Witter Insured Municipal Securities
(12)   Morgan Stanley Dean Witter Insured Municipal Trust
(13)   Morgan Stanley Dean Witter Municipal Income Opportunities Trust
(14)   Morgan Stanley Dean Witter Municipal Income Opportunities Trust II
(15)   Morgan Stanley Dean Witter Municipal Income Opportunities Trust III
(16)   Morgan Stanley Dean Witter Municipal Income Trust
(17)   Morgan Stanley Dean Witter Municipal Income Trust II
(18)   Morgan Stanley Dean Witter Municipal Income Trust III
(19)   Morgan Stanley Dean Witter Municipal Premium Income Trust
(20)   Morgan Stanley Dean Witter New York Quality Municipal Securities
(21)   Morgan Stanley Dean Witter Prime Income Trust
(22)   Morgan Stanley Dean Witter Quality Municipal Income Trust
(23)   Morgan Stanley Dean Witter Quality Municipal Investment Trust
(24)   Morgan Stanley Dean Witter Quality Municipal Securities

OPEN-END INVESTMENT COMPANIES
(1)    Active Assets California Tax-Free Trust
(2)    Active Assets Government Securities Trust
(3)    Active Assets Money Trust
(4)    Active Assets Tax-Free Trust
(5)    Morgan Stanley Dean Witter Aggressive Equity Fund
(6)    Morgan Stanley Dean Witter American Opportunities Fund
(7)    Morgan Stanley Dean Witter Balanced Growth Fund
(8)    Morgan Stanley Dean Witter Balanced Income Fund
(9)    Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10)   Morgan Stanley Dean Witter California Tax-Free Income Fund
(11)   Morgan Stanley Dean Witter Capital Growth Securities
(12)   Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(13)   Morgan Stanley Dean Witter Convertible Securities Trust
(14)   Morgan Stanley Dean Witter Developing Growth Securities Trust
(15)   Morgan Stanley Dean Witter Diversified Income Trust
(16)   Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17)   Morgan Stanley Dean Witter Equity Fund
(18)   Morgan Stanley Dean Witter European Growth Fund Inc.
(19)   Morgan Stanley Dean Witter Federal Securities Trust
(20)   Morgan Stanley Dean Witter Financial Services Trust
(21)   Morgan Stanley Dean Witter Fund of Funds
(22)   Morgan Stanley Dean Witter Global Dividend Growth Securities
(23)   Morgan Stanley Dean Witter Global Utilities Fund
(24)   Morgan Stanley Dean Witter Growth Fund

(25)   Morgan Stanley Dean Witter Hawaii Municipal Trust
(26)   Morgan Stanley Dean Witter Health Sciences Trust
(27)   Morgan Stanley Dean Witter High Yield Securities Inc.
(28)   Morgan Stanley Dean Witter Income Builder Fund
(29)   Morgan Stanley Dean Witter Information Fund
(30)   Morgan Stanley Dean Witter Intermediate Income Securities
(31)   Morgan Stanley Dean Witter International Fund
(32)   Morgan Stanley Dean Witter International SmallCap Fund
(33)   Morgan Stanley Dean Witter Japan Fund
(34)   Morgan Stanley Dean Witter Latin American Growth Fund
(35)   Morgan Stanley Dean Witter Limited Term Municipal Trust
(36)   Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(37)   Morgan Stanley Dean Witter Market Leader Trust
(38)   Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(39)   Morgan Stanley Dean Witter Mid-Cap Equity Trust
(40)   Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(41)   Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(42)   Morgan Stanley Dean Witter New York Municipal Money Market Trust
(43)   Morgan Stanley Dean Witter New York Tax-Free Income Fund
(44)   Morgan Stanley Dean Witter North American Government Income Trust
(45)   Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(46)   Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(47)   Morgan Stanley Dean Witter Real Estate Fund
(48)   Morgan Stanley Dean Witter S&P 500 Index Fund
(49)   Morgan Stanley Dean Witter S&P 500 Select Fund
(50)   Morgan Stanley Dean Witter Select Dimensions Investment Series
(51)   Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(52)   Morgan Stanley Dean Witter Short-Term Bond Fund
(53)   Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(54)   Morgan Stanley Dean Witter Small Cap Growth Fund
(55)   Morgan Stanley Dean Witter Special Value Fund
(56)   Morgan Stanley Dean Witter Strategist Fund
(57)   Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(58)   Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(59)   Morgan Stanley Dean Witter Total Return Trust
(60)   Morgan Stanley Dean Witter U.S. Government Money Market Trust
(61)   Morgan Stanley Dean Witter U.S. Government Securities Trust
(62)   Morgan Stanley Dean Witter Utilities Fund
(63)   Morgan Stanley Dean Witter Value-Added Market Series
(64)   Morgan Stanley Dean Witter Value Fund
(65)   Morgan Stanley Dean Witter Variable Investment Series
(66)   Morgan Stanley Dean Witter World Wide Income Trust

NAME AND POSITION WITH               OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                  OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                 AND NATURE OF CONNECTION
--------------------                 ----------------------------------------------------------

Mitchell M. Merin                    President and Chief Operating Officer of Asset Management
President, Chief                     of Morgan Stanley Dean Witter & Co. ("MSDW); Chairman,
Executive Officer and                Chief Executive Officer and Director of Morgan
Director                             Stanley Dean Witter Distributors Inc.("MSDW Distributors")
                                     and Morgan Stanley Dean Witter Trust FSB ("MSDW Trust");
                                     President, Chief Executive Officer and Director of Morgan
                                     Stanley Dean Witter Services Company Inc.
                                     ("MSDW Services"); President of the Morgan Stanley Dean
                                     Witter Funds and Discover Brokerage Index Series;
                                     Executive Vice President and Director of Dean Witter
                                     Reynolds Inc. ("DWR"); Director of various MSDW
                                     subsidiaries.

Joseph J. McAlinden                  Vice President of the Morgan Stanley Dean Witter Funds
Executive Vice President             and Discover Brokerage Index Series; Director of MSDW
and Chief Investment                 Trust.
Officer

Ronald E. Robison                    President MSDW Trust; Executive Vice President, Chief
Executive Vice President,            Administrative Officer and Director of MSDW Services;
Chief Administrative                 Vice President of the Morgan Stanley Dean Witter Funds
Officer and Director                 and Discover Brokerage Index Series.

Edward C. Oelsner, III
Executive Vice President

Barry Fink                           Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,               Secretary, General Counsel and Director of MSDW
Secretary, General                   Services; Senior Vice President, Assistant Secretary and
Counsel and Director                 Assistant General Counsel of MSDW Distributors; Vice
                                     President, Secretary and General Counsel of the Morgan
                                     Stanley Dean Witter Funds and Discover
                                     Brokerage Index Series.

Peter M. Avelar                      Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds.
and Director of the High
Yield Group

Mark Bavoso                          Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds.

Douglas Brown
Senior Vice President


                                       7

NAME AND POSITION WITH               OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                  OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                 AND NATURE OF CONNECTION
--------------------                 ----------------------------------------------------------
Rosalie Clough
Senior Vice President
and Director of Marketing

Richard Felegy
Senior Vice President

Edward F. Gaylor                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds.

Robert S. Giambrone                  Senior Vice President of MSDW Services, MSDW
Senior Vice President                Distributors and MSDW Trust and Director of MSDW Trust;
                                     Vice President of the Morgan Stanley Dean Witter Funds
                                     and Discover Brokerage Index Series.

Rajesh K. Gupta                      Vice President of various Morgan Stanley Dean Witter
Senior Vice President,               Funds.
Director of the Taxable
Fixed Income Group and
Chief Administrative Officer -
Investments

Kenton J. Hinchliffe                 Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds and Discover Brokerage Index Series.

Kevin Hurley                         Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds.

Jenny Beth Jones                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds.

Michelle Kaufman                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds.

John B. Kemp, III                    President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds.
and Director of Sector
Rotation

Jonathan R. Page                     Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds.
and Director of the Money
Market Group


                                       8

NAME AND POSITION WITH               OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                  OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                 AND NATURE OF CONNECTION
--------------------                 ----------------------------------------------------------
Ira N. Ross                          Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds.

Guy G. Rutherfurd, Jr.               Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds.
and Director of the Growth
Group

Rochelle G. Siegel                   Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds.

James Solloway
Senior Vice President

Jayne M. Stevlingson                 Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds.

Paul D. Vance                        Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds.
and Director of the Growth
and Income Group

Elizabeth A. Vetell
Senior Vice President
and Director of Shareholder
Communication

James F. Willison                    Vice President of various Morgan Stanley Dean Witter
Senior Vice President                Funds.
and Director of the
Tax-Exempt Fixed
Income Group

Frank Bruttomesso                    First Vice President and Assistant Secretary of MSDW
First Vice President and             Services; Assistant Secretary of MSDW Distributors, the
Assistant Secretary                  Morgan Stanley Dean Witter Funds and Discover
                                     Brokerage Index Series.

Thomas F. Caloia                     First Vice President and Assistant Treasurer of
First Vice President                 MSDW Services; Assistant Treasurer of MSDW
and Assistant                        Distributors; Treasurer and Chief Financial and Accounting
Treasurer                            Officer of the Morgan Stanley Dean Witter Funds and
                                     Discover Brokerage Index Series.

Thomas Chronert
First Vice President


                                       9

NAME AND POSITION WITH               OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                  OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                 AND NATURE OF CONNECTION
--------------------                 ----------------------------------------------------------
Marilyn K. Cranney                   Assistant Secretary of DWR; First Vice President and
First Vice President                 Assistant Secretary of MSDW Services; Assistant
and Assistant Secretary              Secretary of MSDW Distributors, the Morgan Stanley Dean
                                     Witter Funds and Discover Brokerage Index Series.

Salvatore DeSteno                    First Vice President of MSDW Services.
First Vice President

Peter W. Gurman
First Vice President

Michael Interrante                   First Vice President and Controller of MSDW Services;
First Vice President                 Assistant Treasurer of MSDW Distributors; First Vice
and Controller                       President and Treasurer of MSDW Trust.

David Johnson
First Vice President

Stanley Kapica
First Vice President

Lou Anne D. McInnis                  First Vice President and Assistant Secretary of MSDW
First Vice President and             Services; Assistant Secretary of MSDW Distributors, the
Assistant Secretary                  Morgan Stanley Dean Witter Funds and Discover
                                     Brokerage Index Series.

Carsten Otto                         First Vice President and Assistant Secretary of MSDW
First Vice President                 Services; Assistant Secretary of MSDW Distributors, the
and Assistant Secretary              Morgan Stanley Dean Witter Funds and Discover
                                     Brokerage Index Series.

Ruth Rossi                           First Vice President and Assistant Secretary of MSDW
First Vice President and             Services; Assistant Secretary of MSDW Distributors, the
Assistant Secretary                  Morgan Stanley Dean Witter Funds and Discover
                                     Brokerage Index Series.

James P. Wallin
First Vice President

Robert Abreu
Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President


                                       10

NAME AND POSITION WITH               OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                  OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                 AND NATURE OF CONNECTION
--------------------                 ----------------------------------------------------------
Andrew Arbenz
Vice President

Joseph Arcieri                       Vice President of various Morgan Stanley Dean Witter
Vice President                       Funds.

Armon Bar-Tur
Vice President

Raymond Basile
Vice President

Nancy Belza
Vice President

Maurice Bendrihem
Vice President and
Assistant Controller

Dale Boettcher
Vice President

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

Liam Carroll
Vice President

Philip Casparius
Vice President

Aaron Clark
Vice President

William Connerly
Vice President

David Dineen
Vice President

Sheila Finnerty                      Vice President of Morgan Stanley Dean Witter Prime
Vice President                       Income Trust


                                       11

NAME AND POSITION WITH               OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                  OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                 AND NATURE OF CONNECTION
--------------------                 ----------------------------------------------------------
Jeffrey D. Geffen
Vice President

Sandra Gelpieryn
Vice President

Charmaine George
Vice President

Michael Geringer
Vice President

Gail Gerrity
Vice President

Ellen Gold
Vice President

Stephen Greenhut
Vice President

Trey Hancock
Vice President

Matthew Haynes                       Vice President of various Morgan Stanley Dean Witter
Vice President                       Funds.

Peter Hermann                        Vice President of various Morgan Stanley Dean Witter
Vice President                       Funds.

David T. Hoffman
Vice President

Kevin Jung                           Vice President of various Morgan Stanley Dean Witter
Vice President                       Funds.

Carol Espejo-Kane
Vice President

Nancy Karole-Kennedy
Vice President

Doug Ketterer
Vice President

Paula LaCosta                        Vice President of various Morgan Stanley Dean Witter
Vice President                       Funds.


                                       12

NAME AND POSITION WITH               OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                  OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                 AND NATURE OF CONNECTION
--------------------                 ----------------------------------------------------------
Kimberly LaHart
Vice President

Thomas Lawlor
Vice President

Todd Lebo                            Vice President and Assistant Secretary of MSDW
Vice President and                   Services; Assistant Secretary of MSDW Distributors, the
Assistant Secretary                  Morgan Stanley Dean Witter Funds and Discover
                                     Brokerage Index Series.

Gerard J. Lian                       Vice President of various Morgan Stanley Dean Witter
Vice President                       Funds.

Nancy Login
Vice President

Sharon Loguercio
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco                 Vice President of Morgan Stanley Dean Witter Natural
Vice President                       Resource Development Securities Inc.

Albert McGarity
Vice President

Teresa McRoberts                     Vice President of Morgan Stanley Dean Witter S&P 500
Vice President                       Select Fund.

Mark Mitchell
Vice President

Julie Morrone
Vice President

Mary Beth Mueller
Vice President

David Myers                          Vice President of Morgan Stanley Dean Witter Natural
Vice President                       Resource Development Securities Inc.

James Nash
Vice President


                                       13

NAME AND POSITION WITH               OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                  OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                 AND NATURE OF CONNECTION
--------------------                 ----------------------------------------------------------
Richard Norris
Vice President

Anne Pickrell                        Vice President of various  Morgan Stanley Dean Witter
Vice President                       Funds.

Dawn Rorke
Vice President

John Roscoe                          Vice President of Morgan Stanley Dean Witter
Vice President                       Real Estate Fund

Hugh Rose
Vice President

Robert Rossetti                      Vice President of various Morgan Stanley Dean Witter
Vice President                       Funds.

Carl F. Sadler
Vice President

Deborah Santaniello
Vice President

Patrice Saunders
Vice President

Howard A. Schloss                    Vice President of Morgan Stanley Dean Witter Federal
Vice President                       Securities Trust.

Peter J. Seeley                      Vice President of various Morgan Stanley Dean Witter
Vice President                       Funds.

Robert Stearns
Vice President

Naomi Stein
Vice President

Michael Strayhorn
Vice President

Kathleen H. Stromberg                Vice President of various Morgan Stanley Dean Witter
Vice President                       Funds.

Marybeth Swisher
Vice President


                                       14

NAME AND POSITION WITH               OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN                  OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.                 AND NATURE OF CONNECTION
--------------------                 ----------------------------------------------------------
Michael Thayer
Vice President

Robert Vanden Assem
Vice President

David Walsh
Vice President

Alice Weiss                          Vice President of various Morgan Stanley Dean Witter
Vice President                       Funds.

John Wong
Vice President

     The principal address of MSDW Advisors, MSDW Services, MSDW Distributors, DWR, the Morgan Stanley Dean Witter Funds and Discover Brokerage Index Series is Two World Trade Center, New York, New York 10048. The principal address of MSDW is 1585 Broadway, New York, New York 10036. The principal address of MSDW Trust is 2 Harborside Financial Center, Jersey City, New Jersey 07311.

Item 27.  PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)    Active Assets California Tax-Free Trust
(2)    Active Assets Government Securities Trust
(3)    Active Assets Money Trust
(4)    Active Assets Tax-Free Trust
(5)    Morgan Stanley Dean Witter Aggressive Equity Fund
(6)    Morgan Stanley Dean Witter American Opportunities Fund
(7)    Morgan Stanley Dean Witter Balanced Growth Fund
(8)    Morgan Stanley Dean Witter Balanced Income Fund
(9)    Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10)   Morgan Stanley Dean Witter California Tax-Free Income Fund
(11)   Morgan Stanley Dean Witter Capital Growth Securities
(12)   Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(13)   Morgan Stanley Dean Witter Convertible Securities Trust
(14)   Morgan Stanley Dean Witter Developing Growth Securities Trust
(15)   Morgan Stanley Dean Witter Diversified Income Trust
(16)   Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17)   Morgan Stanley Dean Witter Equity Fund
(18)   Morgan Stanley Dean Witter European Growth Fund Inc.
(19)   Morgan Stanley Dean Witter Federal Securities Trust
(20)   Morgan Stanley Dean Witter Financial Services Trust


                                       15

(21)   Morgan Stanley Dean Witter Fund of Funds
(22)   Morgan Stanley Dean Witter Global Dividend Growth Securities
(23)   Morgan Stanley Dean Witter Global Utilities Fund
(24)   Morgan Stanley Dean Witter Growth Fund
(25)   Morgan Stanley Dean Witter Hawaii Municipal Trust
(26)   Morgan Stanley Dean Witter Health Sciences Trust
(27)   Morgan Stanley Dean Witter High Yield Securities Inc.
(28)   Morgan Stanley Dean Witter Income Builder Fund
(29)   Morgan Stanley Dean Witter Information Fund
(30)   Morgan Stanley Dean Witter Intermediate Income Securities
(31)   Morgan Stanley Dean Witter International Fund
(32)   Morgan Stanley Dean Witter International SmallCap Fund
(33)   Morgan Stanley Dean Witter Japan Fund
(34)   Morgan Stanley Dean Witter Latin American Growth Fund
(35)   Morgan Stanley Dean Witter Limited Term Municipal Trust
(36)   Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(37)   Morgan Stanley Dean Witter Market Leader Trust
(38)   Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(39)   Morgan Stanley Dean Witter Mid-Cap Equity Trust
(40)   Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(41)   Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(42)   Morgan Stanley Dean Witter New York Municipal Money Market Trust
(43)   Morgan Stanley Dean Witter New York Tax-Free Income Fund
(44)   Morgan Stanley Dean Witter North American Government Income Trust
(45)   Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(46)   Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(47)   Morgan Stanley Dean Witter Prime Income Trust
(48)   Morgan Stanley Dean Witter Real Estate Fund
(49)   Morgan Stanley Dean Witter S&P 500 Index Fund
(50)   Morgan Stanley Dean Witter S&P 500 Select Fund
(51)   Morgan Stanley Dean Witter Short-Term Bond Fund
(52)   Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(53)   Morgan Stanley Dean Witter Small Cap Growth Fund
(54)   Morgan Stanley Dean Witter Special Value Fund
(55)   Morgan Stanley Dean Witter Strategist Fund
(56)   Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(57)   Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(58)   Morgan Stanley Dean Witter Total Return Trust
(59)   Morgan Stanley Dean Witter U.S. Government Money Market Trust
(60)   Morgan Stanley Dean Witter U.S. Government Securities Trust
(61)   Morgan Stanley Dean Witter Utilities Fund
(62)   Morgan Stanley Dean Witter Value-Added Market Series
(63)   Morgan Stanley Dean Witter Value Fund
(64)   Morgan Stanley Dean Witter Variable Investment Series
(65)   Morgan Stanley Dean Witter World Wide Income Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 26 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. Other than Mr. Purcell, who is a Trustee of the Registrant, none of the following persons has any position or office with the Registrant.

Name                      Positions and Office with MSDW Distributors
----                      -------------------------------------------

Michael T. Gregg          Vice President and Assistant Secretary.

James F. Higgins          Director

Fredrick K. Kubler        Senior Vice President, Assistant Secretary and Chief
                          Compliance Officer.

Philip J. Purcell         Director

John Schaeffer            Director

Charles Vadala            Senior Vice President and Financial Principal.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

      All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 29.  MANAGEMENT SERVICES

      Registrant is not a party to any such management-related service contract.

Item 30.  UNDERTAKINGS

      Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 25th day of June, 1999.

                                       TCW/DW LATIN AMERICAN GROWTH FUND

                                       By  /s/ Barry Fink
                                          ------------------------------
                                               Barry Fink
                                               Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 has been signed below by the following persons in the capacities and on the dates indicated.

         Signatures                                  Title                          Date
         ----------                                  -----                          ----
(1) Principal Executive Officer             Chief Executive Officer,
                                            Trustee and Chairman

By /s/ Charles A. Fiumefreddo                                                       06/25/99
  ---------------------------
       Charles A. Fiumefreddo

(2) Principal Financial Officer             Treasurer and Principal
                                            Accounting Officer

By /s/ Thomas F. Caloia                                                             06/25/99
  ---------------------------
       Thomas F. Caloia

(3) Majority of the Trustees

     Charles A. Fiumefreddo (Chairman)      Richard M. DeMartini
     Thomas J. Larkin, Jr.                  Marc I. Stern

By /s/ Barry Fink                                                                   06/25/99
  ---------------------------
       Barry Fink
       Attorney-in-Fact

  John C. Argue         Michael E. Nugent
  Manuel H. Johnson     John L. Schroeder

By /s/ David M. Butowsky                                                            06/25/99
  ---------------------------
       David M. Butowsky
       Attorney-in-Fact

                        TCW/DW LATIN AMERICAN GROWTH FUND
                             (PROPOSED TO BE RENAMED
            "MORGAN STANLEY DEAN WITTER LATIN AMERICAN GROWTH FUND")

                                  EXHIBIT INDEX


1. Form of Amendment dated June 25, 1999 to the Declaration of Trust of the Registrant.

4 (a). Form of Investment Management Agreement between the Registrant and Morgan Stanley Dean Witter Advisors Inc., dated June 28, 1999.

4 (b) Form of Sub-Advisory Agreement between Morgan Stanley Dean Witter Advisors Inc. and TCW Funds Management Inc., dated June 28, 1999.

5. Amended Distribution Agreement between the Registrant and Morgan Stanley Dean Witter Distributors Inc., dated June 22, 1998.

8. Amended and Restated Services Agreement between Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Dean Witter Services Company Inc., dated June 22, 1998.

10.          Consent of Independent Accountants.

13. Form of Amended and Restated Plan of Distribution pursuant to Rule 12b-1 between the Registrant and Morgan Stanley Dean Witter Distributors Inc., dated June 28, 1999.

14.          Amended Multi-Class Plan pursuant to Rule 18f-3, dated June 22,
             1998.

Other        Powers of Attorney - Messrs. Garn, Bozic, Purcell and Hedien